UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 97.5%

U.S. Treasury Bills - 97.5%
U.S. Treasury Bills
0.01%, 6/11/15*	$70,000,000	$69,999,930
0.01%, 7/2/15*	67,600,000	67,599,730
0.01%, 7/9/15*	57,200,000	57,200,000
0.01%, 7/23/15*	63,500,000	63,499,555
0.01%, 8/13/15*	60,000,000	60,000,000
0.02%, 8/27/15*	60,000,000	59,999,280
0.03%, 9/17/15*	58,800,000	58,796,884
0.08%, 10/22/15*	62,700,000	62,694,420
0.06%, 11/19/15*	16,500,000	16,495,693

TOTAL INVESTMENTS IN SECURITIES - 97.5% (Cost: $516,262,166)		516,285,492
Cash and Other Assets in Excess of Liabilities - 2.5%		13,386,776

NET ASSETS - 100.0%		$529,672,268

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.0%

U.S. Treasury Bill - 85.0%
U.S. Treasury Bill 0.02%, 6/18/15* (Cost: $14,999,894)	$15,000,000	$14,999,925

REPURCHASE AGREEMENT - 17.9%

United States - 17.9%
Deutsche Bank, tri-party repurchase agreement dated 5/29/15, 0.08% due 6/1/15; Proceeds at maturity - $3,162,021 (fully collateralized by U.S. Treasury Bond, 5.38% due 2/15/31; Market value - $3,225,312) (Cost: $3,162,000)	3,162,000	3,162,000

TOTAL INVESTMENTS IN SECURITIES - 102.9% (Cost: $18,161,894)		18,161,925
Liabilities in Excess of Cash and Other Assets - (2.9)%		(507,960)

NET ASSETS - 100.0%		$17,653,965

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2015

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 47.7%

U.S. Treasury Bills - 47.7%
U.S. Treasury Bills
0.01%, 7/9/15*	$27,000,000		$27,000,000
0.01%, 8/20/15*	26,858,000		26,857,705

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $53,857,127)			53,857,705

TIME DEPOSITS - 20.2%

China - 20.2%
Barclays Capital, Inc.
2.60%, 6/12/15	35,186,720	CNH	5,672,944
BNP Paribas S.A.
2.77%, 6/12/15	35,233,675	CNH	5,680,514
Deutsche Bank AG
2.94%, 6/12/15	35,242,962	CNH	5,682,012
Standard Chartered Bank
2.20%, 6/12/15	35,223,575	CNH	5,678,886

TOTAL TIME DEPOSITS (Cost: $22,692,588)			22,714,356

REPURCHASE AGREEMENT - 31.1%

United States - 31.1%
Citigroup, Inc., tri-party repurchase agreement dated 5/29/15, 0.11% due 6/1/15; Proceeds at maturity - $35,130,322 (fully collateralized by U.S. Treasury Note, 0.13% due 1/15/22; Market value - $35,832,694) (Cost: $35,130,000)	$35,130,000		35,130,000

TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $111,679,715)			111,702,061
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.0%			1,174,678

NET ASSETS - 100.0%			$112,876,739

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

CNH	-	Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 71.5%

U.S. Treasury Bill - 71.5%
U.S. Treasury Bill 0.01%, 7/23/15* (Cost: $4,899,958)	$4,900,000	$4,899,966

REPURCHASE AGREEMENT - 28.0%

United States - 28.0%
Citigroup, Inc., tri-party repurchase agreement dated 5/29/15, 0.11% due 6/1/15; Proceeds at maturity - $1,915,018 (fully collateralized by U.S. Treasury Note, 0.25% due 1/15/25; Market value - $1,953,366) (Cost: $1,915,000)	1,915,000	1,915,000

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $6,814,958)		6,814,966
Cash and Other Assets in Excess of Liabilities - 0.5%		35,083

NET ASSETS - 100.0%		$6,850,049

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 69.8%

U.S. Treasury Bills - 69.8%
U.S. Treasury Bills
0.01%, 7/9/15*	$18,000,000	$18,000,000
0.01%, 8/20/15*	33,436,000	33,435,632

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $51,435,003)		51,435,632

REPURCHASE AGREEMENT - 28.3%

United States - 28.3%
Citigroup, Inc., tri-party repurchase agreement dated 5/29/15, 0.11% due 6/1/15; Proceeds at maturity - $20,870,191 (fully collateralized by U.S. Treasury Notes, 0.13% - 0.25% due 1/15/22 - 1/15/25; Market value - $21,287,471) (Cost: $20,870,000)	20,870,000	20,870,000

TOTAL INVESTMENTS IN SECURITIES - 98.1% (Cost: $72,305,003)		72,305,632
Cash and Other Assets in Excess of Liabilities - 1.9%		1,376,241

NET ASSETS - 100.0%		$73,681,873

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 69.2%

U.S. Treasury Bill - 69.2%
U.S. Treasury Bill 0.01%, 7/23/15* (Cost: $8,772,924)	$8,773,000	$8,772,939

REPURCHASE AGREEMENT - 29.5%

United States - 29.5%
Citigroup, Inc., tri-party repurchase agreement dated 5/29/15, 0.11% due 6/1/15; Proceeds at maturity - $3,740,034 (fully collateralized by U.S. Treasury Note, 0.25% due 1/15/25; Market value - $3,814,816) (Cost: $3,740,000)	3,740,000	3,740,000

TOTAL INVESTMENTS IN SECURITIES - 98.7% (Cost: $12,512,924)		12,512,939
Cash and Other Assets in Excess of Liabilities - 1.3%		166,754

NET ASSETS - 100.0%		$12,679,693

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2015

Investments	Principal Amount		Value
FOREIGN CORPORATE BONDS - 4.8%

Indonesia - 0.7%
Export-Import Bank of Korea
8.40%, 7/6/16, Reg S	5,410,000,000	IDR	$403,663

Taiwan - 4.1%
Export-Import Bank of Korea
0.70%, 7/1/16, Reg S	69,000,000	TWD	2,241,663

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,821,443)			2,645,326

FOREIGN GOVERNMENT AGENCIES - 9.0%

Australia - 7.9%
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22, Reg S	2,095,000	AUD	1,920,919
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	2,698,000	AUD	2,450,740

Total Australia			4,371,659

New Zealand - 1.1%
Queensland Treasury Corp.
7.13%, 9/18/17, Reg S	802,000	NZD	615,485

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $5,880,758)			4,987,144

FOREIGN GOVERNMENT OBLIGATIONS - 60.4%

China - 4.0%
China Government Bond
2.48%, 12/1/20	7,500,000	CNY	1,172,861
2.36%, 8/18/21, Reg S	2,500,000	CNY	383,937
3.10%, 6/29/22	2,500,000	CNY	398,524
3.48%, 6/29/27, Reg S	1,500,000	CNY	243,215

Total China			2,198,537

Hong Kong - 6.2%
Hong Kong Government Bond
1.51%, 2/24/27	4,700,000	HKD	597,761
Hong Kong Government Bond Programme
2.46%, 8/4/21	17,150,000	HKD	2,354,673
1.10%, 1/17/23	4,000,000	HKD	499,647

Total Hong Kong			3,452,081

Indonesia - 3.2%
Indonesia Treasury Bond
12.80%, 6/15/21, Series FR34	10,745,000,000	IDR	993,739
7.00%, 5/15/22, Series FR61	10,623,000,000	IDR	757,344

Total Indonesia			1,751,083

Malaysia - 12.3%
Malaysia Government Bond
4.01%, 9/15/17, Series 0210	6,377,000	MYR	1,764,976
3.26%, 3/1/18, Series 0213	14,085,000	MYR	3,820,293
4.38%, 11/29/19, Series 0902	4,405,000	MYR	1,238,655

Total Malaysia			6,823,924

New Zealand - 0.9%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	694,000	NZD	527,335

Philippines - 6.3%
Philippine Government Bond
5.00%, 8/18/18, Series 7-51	17,850,000	PHP	424,044
Philippine Government International Bond
4.95%, 1/15/21	65,000,000	PHP	1,554,300
3.90%, 11/26/22	49,000,000	PHP	1,107,344
6.25%, 1/14/36	15,000,000	PHP	391,704

Total Philippines			3,477,392

Singapore - 12.5%
Singapore Government Bond
2.50%, 6/1/19	1,490,000	SGD	1,144,770
2.25%, 6/1/21	2,864,000	SGD	2,151,707
3.00%, 9/1/24	1,960,000	SGD	1,531,700
2.88%, 7/1/29	2,732,000	SGD	2,073,942

Total Singapore			6,902,119

South Korea - 10.5%
Korea Treasury Bond
5.75%, 9/10/18, Series 1809	3,050,130,000	KRW	3,096,725
3.50%, 3/10/24, Series 2403	2,750,000,000	KRW	2,724,283

Total South Korea			5,821,008

Thailand - 4.5%
Thailand Government Bond
3.25%, 6/16/17	33,114,000	THB	1,019,618
2.80%, 10/10/17	48,767,000	THB	1,493,401

Total Thailand			2,513,019

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $37,297,980)			33,466,498

SUPRANATIONAL BONDS - 19.5%
Asian Development Bank
6.25%, 3/5/20	1,311,000	AUD	1,165,828
2.85%, 10/21/20	8,000,000	CNY	1,266,141
EUROFIMA
5.63%, 10/24/16	2,270,000	AUD	1,818,157
European Investment Bank
7.20%, 7/9/19, Reg S	15,800,000,000	IDR	1,147,185
Inter-American Development Bank
5.00%, 7/24/15	54,600,000	INR	852,646
International Finance Corp.
8.25%, 6/10/21	145,540,000	INR	2,433,557
Nordic Investment Bank
3.50%, 1/30/18	3,000,000	NZD	2,132,583

TOTAL SUPRANATIONAL BONDS (Cost: $12,082,344)			10,816,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2015

TOTAL INVESTMENTS IN SECURITIES - 93.7% (Cost: $58,082,525)	51,915,065
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 6.3%	3,471,392

NET ASSETS - 100.0%	$55,386,457

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CNY	-	Chinese yuan
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippine peso
SGD	-	Singapore dollar
THB	-	Thai baht
TWD	-	New Taiwan dollar
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

May 31, 2015

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 41.6%

Australia - 41.6%
Australian Capital Territory
5.50%, 6/7/18	850,000 AUD	$714,028
KFW
6.25%, 12/4/19	552,000 AUD	487,520
2.75%, 4/16/20, Reg S	1,000,000 AUD	767,355
6.25%, 5/19/21	800,000 AUD	725,472
4.00%, 2/27/25, Reg S	2,000,000 AUD	1,622,428
Landwirtschaftliche Rentenbank
5.50%, 3/29/22	2,800,000 AUD	2,476,098
4.25%, 1/24/23, Series 15	1,400,000 AUD	1,153,940
New South Wales Treasury Corp.
5.50%, 3/1/17, Series 17	224,000 AUD	181,877
6.00%, 2/1/18, Series 18	496,600 AUD	418,823
6.00%, 5/1/20, Series 520	3,340,000 AUD	2,986,043
Northern Territory Treasury Corp.
4.75%, 9/20/18	300,000 AUD	247,859
Queensland Treasury Corp.
6.00%, 9/14/17, Series 17, Reg S	396,000 AUD	330,022
5.50%, 6/21/21, Series 21, Reg S	3,120,000 AUD	2,753,401
5.75%, 7/22/24, Series 24, Reg S	825,000 AUD	757,727
South Australian Government Financing Authority
5.75%, 9/20/17, Series 17	1,475,000 AUD	1,220,734
5.00%, 5/20/21, Series 21	2,500,000 AUD	2,150,679
Tasmanian Public Finance
5.00%, 9/20/17, Series 17	4,000,000 AUD	3,257,523
Treasury Corp. of Victoria
5.50%, 11/15/18, Series 1118	644,000 AUD	547,711
6.00%, 10/17/22, Series 1022	5,080,000 AUD	4,737,914
5.50%, 12/17/24, Series 1224	895,000 AUD	828,110
Western Australian Treasury Corp.
8.00%, 7/15/17, Series 17	140,000 AUD	120,162
7.00%, 10/15/19, Series 19	100,000 AUD	90,835
7.00%, 7/15/21, Series 21	5,000,000 AUD	4,722,310
6.00%, 10/16/23, Series 23	1,922,800 AUD	1,777,122

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $37,804,895)		35,075,693

FOREIGN GOVERNMENT OBLIGATIONS - 32.8%

Australia - 21.0%
Australia Government Bond
4.25%, 7/21/17, Series 135, Reg S	4,110,000 AUD	3,302,403
5.50%, 1/21/18, Series 132, Reg S	158,000 AUD	132,203
3.25%, 10/21/18, Series 141, Reg S	4,050,000 AUD	3,232,706
5.25%, 3/15/19, Series 122, Reg S	1,386,000 AUD	1,188,465
4.50%, 4/15/20, Series 126, Reg S	2,450,000 AUD	2,083,290
5.75%, 5/15/21, Series 124, Reg S	3,120,000 AUD	2,847,583
5.75%, 7/15/22, Series 128, Reg S	1,845,000 AUD	1,716,212
5.50%, 4/21/23, Series 133, Reg S	960,000 AUD	890,025
3.25%, 4/21/25, Series 139, Reg S	1,550,000 AUD	1,239,924
4.75%, 4/21/27, Series 136, Reg S	350,000 AUD	319,038
4.50%, 4/21/33, Series 140, Reg S	900,000 AUD	817,299

Total Australia		17,769,148

New Zealand - 11.8%
New Zealand Government Bond
6.00%, 12/15/17, Series 1217, Reg S	1,984,000 NZD	1,513,353
5.00%, 3/15/19, Series 319, Reg S	2,655,000 NZD	2,017,397
3.00%, 4/15/20, Series 420, Reg S(a)	1,915,000 NZD	1,351,582
6.00%, 5/15/21, Series 521, Reg S	2,565,000 NZD	2,097,812
5.50%, 4/15/23, Series 423, Reg S	810,000 NZD	660,241
5.50%, 4/15/23, Series 423, Reg S(a)	1,740,000 NZD	1,418,297
4.50%, 4/15/27, Series 427, Reg S	1,140,000 NZD	878,751

Total New Zealand		9,937,433

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $29,878,736)		27,706,581

SUPRANATIONAL BONDS - 24.6%
African Development Bank
5.25%, 3/23/22	1,889,000 AUD	1,638,541
4.75%, 3/6/24, Series GDIF	650,000 AUD	552,831
Asian Development Bank
6.00%, 2/22/18	720,000 AUD	604,725
5.00%, 3/9/22	3,050,000 AUD	2,629,014
3.75%, 3/12/25	300,000 AUD	239,748
European Investment Bank
6.13%, 1/23/17	977,000 AUD	795,083
6.50%, 8/7/19	795,000 AUD	701,853
3.40%, 3/10/21(b)	3,362,000 AUD	2,126,863
Inter-American Development Bank
6.50%, 8/20/19	1,872,000 AUD	1,660,994
3.25%, 2/7/20	3,150,000 AUD	2,477,549
International Bank for Reconstruction & Development
5.75%, 10/21/19, Series GDIF	4,225,000 AUD	3,663,363
International Finance Corp.
5.75%, 7/28/20	4,121,000 AUD	3,620,737

TOTAL SUPRANATIONAL BONDS (Cost: $21,971,602)		20,711,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

May 31, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c) (Cost: $1,972,044)(d)	1,972,044	$1,972,044

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $91,627,277)		85,465,619
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.3)%		(1,094,802)

NET ASSETS - 100.0%		$84,370,817

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
NZD	-	New Zealand dollar

(a)	Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2015.
(c)	Rate shown represents annualized 7-day yield as of May 31, 2015.
(d)

At May 31, 2015, the total market value of the Fund’s securities on loan was $1,926,463 and the total market value of the collateral held by the Fund was $1,972,044. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 34.5%

Federal Home Loan Mortgage Corporation - 8.6%
2.38%, 1/13/22(a)	$619,000	$635,850
4.00%, 6/1/34	183,602	197,854
3.50%, 10/1/34	181,530	190,727
4.00%, 12/1/43	76,060	81,157
4.00%, 6/1/45(b)	540,000	576,077
4.50%, 6/1/45(b)	585,000	635,548

Total Federal Home Loan Mortgage Corporation		2,317,213

Federal National Mortgage Association - 19.3%
0.88%, 5/21/18	465,000	462,868
4.00%, 7/1/19	69,441	73,188
4.00%, 7/1/26	34,051	36,331
3.50%, 12/1/26	38,072	40,488
5.50%, 2/1/28	126,636	144,119
2.50%, 8/1/28	41,667	42,789
3.00%, 11/1/28	41,735	43,704
3.00%, 7/1/29	88,542	92,609
2.50%, 6/1/30(b)	340,000	347,581
3.00%, 6/1/30(b)	120,000	125,386
3.50%, 6/1/30(b)	245,000	259,872
4.00%, 6/1/30(b)	170,000	179,171
3.50%, 7/1/34	167,736	176,569
3.50%, 8/1/34	148,463	156,318
4.00%, 8/1/34	89,968	97,071
4.50%, 10/1/41	81,903	89,208
3.50%, 6/1/42	86,058	90,092
3.00%, 8/1/43	92,720	94,217
4.00%, 11/1/43	73,579	78,561
3.00%, 6/1/45(b)	495,000	501,932
3.50%, 6/1/45(b)	480,000	501,750
4.00%, 6/1/45(b)	575,000	614,071
4.50%, 6/1/45(b)	480,000	521,955
5.00%, 6/1/45(b)	405,000	450,563

Total Federal National Mortgage Association		5,220,413

Government National Mortgage Association - 6.6%
5.00%, 2/20/43	133,698	149,691
5.00%, 11/20/43	238,688	263,278
5.00%, 12/20/43	241,575	267,300
3.50%, 8/20/44	254,344	267,717
5.00%, 8/20/44	155,647	172,187
3.50%, 6/1/45(b)	275,000	288,884
4.00%, 6/1/45(b)	360,000	383,337

Total Government National Mortgage Association		1,792,394

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $9,256,089)		9,330,020

U.S. GOVERNMENT OBLIGATIONS - 26.4%

U.S. Treasury Bonds - 5.2%
U.S. Treasury Bond
4.50%, 2/15/36	436,000	566,902
4.38%, 5/15/40	290,700	372,868
3.63%, 8/15/43	410,500	472,557

Total U.S. Treasury Bonds		1,412,327

U.S. Treasury Note - 21.2%
U.S. Treasury Note
0.63%, 7/15/16	5,715,900	5,733,762

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,075,850)		7,146,089

CORPORATE BONDS - 24.3%

United States - 24.3%
21st Century Fox America, Inc.
6.65%, 11/15/37	70,000	89,132
American International Group, Inc.
4.88%, 6/1/22	305,000	340,906
Amgen, Inc.
5.15%, 11/15/41	85,000	91,346
Anthem, Inc.
4.65%, 1/15/43	100,000	102,491
AT&T, Inc.
4.35%, 6/15/45	118,000	105,610
Bank of America Corp.
2.60%, 1/15/19	285,000	289,793
Burlington Northern Santa Fe LLC
4.70%, 10/1/19(a)	225,500	251,169
Comcast Corp.
6.45%, 3/15/37	151,000	191,565
DIRECTV Holdings LLC
3.80%, 3/15/22	162,000	166,764
Dow Chemical Co. (The)
4.25%, 11/15/20	203,000	220,247
Duke Energy Florida, Inc.
6.40%, 6/15/38	56,500	75,021
Enterprise Products Operating LLC
3.35%, 3/15/23(a)	192,000	192,676
Freeport-McMoRan, Inc.
3.88%, 3/15/23	18,000	16,965
General Electric Capital Corp.
5.50%, 1/8/20	217,000	250,050
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	278,000	329,586
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	272,000	305,817
JPMorgan Chase & Co.
3.20%, 1/25/23	245,000	246,206
Kinder Morgan Energy Partners LP
5.50%, 3/1/44	49,000	47,879
Morgan Stanley
2.13%, 4/25/18	265,000	267,251
Norfolk Southern Corp.
3.00%, 4/1/22	205,000	207,364
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	232,000	292,581
Oracle Corp.
6.50%, 4/15/38(a)	70,000	90,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

May 31, 2015

Investments	Principal Amount	Value
PepsiCo, Inc.
4.50%, 1/15/20	$245,000	$272,631
Pfizer, Inc.
7.20%, 3/15/39	70,000	99,489
Philip Morris International, Inc.
4.88%, 11/15/43(a)	151,000	162,279
Plains All American Pipeline LP
3.65%, 6/1/22	187,500	192,739
Public Service Electric & Gas Co.
2.38%, 5/15/23	143,000	139,626
Southern California Edison Co.
4.65%, 10/1/43	127,000	138,492
Time Warner Cable, Inc.
6.75%, 6/15/39	62,500	68,708
Time Warner, Inc.
7.63%, 4/15/31	164,000	220,283
United Technologies Corp.
6.13%, 2/1/19(a)	193,500	222,689
4.50%, 6/1/42(a)	32,000	33,349
Verizon Communications, Inc.
6.55%, 9/15/43	156,000	190,164
Wal-Mart Stores, Inc.
6.20%, 4/15/38(a)	185,000	238,983
Wells Fargo & Co.
4.13%, 8/15/23(a)	195,000	206,802
Xerox Corp.
6.35%, 5/15/18(a)	192,000	215,590

TOTAL CORPORATE BONDS (Cost: $6,569,161)		6,572,891

FOREIGN CORPORATE BONDS - 2.7%

Belgium - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	183,000	208,895

Canada - 0.7%
Nexen Energy ULC
6.40%, 5/15/37	154,000	189,571

Mexico - 0.4%
Petroleos Mexicanos
6.00%, 3/5/20(a)	111,000	125,685

United Kingdom - 0.8%
HSBC Holdings PLC
5.10%, 4/5/21(a)	183,000	207,373

TOTAL FOREIGN CORPORATE BONDS (Cost: $725,766)		731,524

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%

Brazil - 0.7%
Brazilian Government International Bond
10.13%, 5/15/27	123,000	188,190

Italy - 0.5%
Italy Government International Bond
5.38%, 6/15/33	114,000	133,287

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/2/23	157,000	164,065

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $490,370)		485,542

SUPRANATIONAL BOND - 2.0%
European Investment Bank 4.00%, 2/16/21 (Cost: $518,937)	470,000	527,508

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%

United States - 3.8%
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	10,000	10,125
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	14,219	14,254
3.60%, 5/10/47, Series 2014-CR17, Class ASB	135,000	143,125
3.08%, 2/10/48, Series 2015-DC1, Class A4	100,000	101,560
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	110,000	122,350
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	80,000	87,370
3.05%, 4/15/47, Series 2014-C19, Class A2	120,000	125,433
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	30,000	30,963
Morgan Stanley Bank of America Merrill Lynch Trust
3.07%, 2/15/48, Series 2015-C20, Class ASB	110,000	113,446
3.13%, 12/15/48, Series 2013-C8, Class A4	130,000	134,839
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	120,000	131,177

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $992,798)		1,014,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

May 31, 2015

Investments	Principal Amount	Value
MUNICIPAL BOND - 0.8%

United States - 0.8%
State of California 7.55%, 4/1/39 (Cost: $199,072)	$135,000	$204,047

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

United States - 5.9%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c) (Cost: $1,598,368)(d)	1,598,368	1,598,368

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $27,426,411)		27,610,631
Liabilities in Excess of Cash and Other Assets - (2.2)%		(595,263)

NET ASSETS - 100.0%		$27,015,368

(a)	Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).
(b)	To-be-announced (“TBA”) security (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of May 31, 2015.
(d)

At May 31, 2015, the total market value of the Fund’s securities on loan was $1,918,209 and the total market value of the collateral held by the Fund was $1,975,236. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $376,868. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 34.6%

Federal Home Loan Mortgage Corporation - 7.8%
2.38%, 1/13/22(a)	$1,602,000	$1,645,608
4.00%, 5/1/34	278,413	299,895
4.00%, 12/1/43	76,060	81,157
4.00%, 6/1/45(b)	1,170,000	1,248,166
4.50%, 6/1/45(b)	1,200,000	1,303,688

Total Federal Home Loan Mortgage Corporation		4,578,514

Federal National Mortgage Association - 20.9%
0.88%, 5/21/18	1,303,000	1,297,025
4.00%, 8/1/18	41,094	43,312
4.00%, 7/1/19	133,421	140,620
5.50%, 10/1/25	142,677	161,370
4.00%, 7/1/26	34,051	36,331
3.50%, 12/1/26	38,072	40,488
2.50%, 8/1/28	41,667	42,789
3.00%, 11/1/28	41,735	43,704
3.00%, 7/1/29	177,084	185,218
4.50%, 9/1/29	270,454	294,450
2.50%, 6/1/30(b)	600,000	613,379
3.00%, 6/1/30(b)	400,000	417,953
3.50%, 6/1/30(b)	575,000	609,904
4.00%, 6/1/30(b)	340,000	358,342
3.50%, 8/1/33	41,842	44,152
4.00%, 5/1/34	167,826	181,073
3.50%, 7/1/34	272,572	286,925
4.00%, 8/1/34	719,745	776,569
4.50%, 9/1/39	75,769	82,601
3.50%, 6/1/42	86,058	90,092
3.00%, 8/1/43	92,720	94,217
4.00%, 11/1/43	73,579	78,561
3.00%, 6/1/45(b)	1,200,000	1,216,805
3.50%, 6/1/45(b)	1,195,000	1,249,148
4.00%, 6/1/45(b)	1,200,000	1,281,539
4.50%, 6/1/45(b)	1,200,000	1,304,888
5.00%, 6/1/45(b)	1,150,000	1,279,375

Total Federal National Mortgage Association		12,250,830

Government National Mortgage Association - 5.9%
5.00%, 2/20/43	133,698	149,691
5.00%, 11/20/43	358,031	394,918
5.00%, 12/20/43	362,362	400,950
5.00%, 4/20/44	380,462	420,963
3.50%, 7/20/44	413,489	435,229
4.00%, 7/20/44	224,220	238,971
5.00%, 7/20/44	81,423	89,269
3.50%, 8/20/44	508,689	535,434
4.00%, 8/20/44	233,017	248,347
5.00%, 8/20/44	73,688	81,518
3.50%, 6/1/45(b)	200,000	210,098
4.00%, 6/1/45(b)	250,000	266,206

Total Government National Mortgage Association		3,471,594

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $20,132,784)		20,300,938

U.S. GOVERNMENT OBLIGATIONS - 29.1%

U.S. Treasury Bonds - 5.8%
U.S. Treasury Bond
4.50%, 2/15/36(a)	397,000	516,193
4.38%, 5/15/40	563,800	723,162
2.88%, 5/15/43	875,000	875,342
3.63%, 8/15/43	1,127,900	1,298,407

Total U.S. Treasury Bonds		3,413,104

U.S. Treasury Notes - 23.3%
U.S. Treasury Note
0.38%, 3/31/16	1,126,000	1,127,320
1.75%, 5/31/16	1,345,000	1,364,334
0.63%, 7/15/16	11,113,700	11,148,430

Total U.S. Treasury Notes		13,640,084

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $16,805,659)		17,053,188

CORPORATE BONDS - 23.0%

United States - 23.0%
21st Century Fox America, Inc.
6.65%, 11/15/37	165,000	210,096
American International Group, Inc.
4.88%, 6/1/22	317,000	354,319
Amgen, Inc.
5.15%, 11/15/41	169,000	181,617
Anthem, Inc.
4.65%, 1/15/43	171,000	175,259
AT&T, Inc.
4.35%, 6/15/45	148,000	132,460
Bank of America Corp.
2.60%, 1/15/19	607,000	617,208
Burlington Northern Santa Fe LLC
4.70%, 10/1/19(a)	395,500	440,520
Capital One Financial Corp.
6.15%, 9/1/16	451,000	478,755
Citigroup, Inc.
8.13%, 7/15/39	111,000	167,832
Comcast Corp.
6.45%, 3/15/37	262,000	332,385
DIRECTV Holdings LLC
3.80%, 3/15/22	301,000	309,852
Dow Chemical Co. (The)
4.25%, 11/15/20	434,000	470,873
Duke Energy Florida, Inc.
6.40%, 6/15/38	135,500	179,918
Enterprise Products Operating LLC
3.35%, 3/15/23(a)	256,000	256,901
Freeport-McMoRan, Inc.
3.88%, 3/15/23	291,000	274,273
General Electric Capital Corp.
5.50%, 1/8/20	447,000	515,079
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	491,000	582,111
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	394,000	442,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

May 31, 2015

Investments	Principal Amount	Value
JPMorgan Chase & Co.
3.20%, 1/25/23	$438,000	$440,155
5.50%, 10/15/40	92,000	107,347
Kinder Morgan Energy Partners LP
5.50%, 3/1/44	169,000	165,133
Morgan Stanley
2.13%, 4/25/18	556,000	560,724
Norfolk Southern Corp.
3.00%, 4/1/22	492,000	497,673
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	327,000	412,388
Oracle Corp.
6.50%, 4/15/38(a)	156,000	202,015
PepsiCo, Inc.
4.50%, 1/15/20	453,000	504,089
Pfizer, Inc.
7.20%, 3/15/39	216,000	306,994
Philip Morris International, Inc.
4.88%, 11/15/43	206,000	221,387
Plains All American Pipeline LP
3.65%, 6/1/22	295,500	303,757
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	229,000	292,662
Public Service Electric & Gas Co.
2.38%, 5/15/23	433,000	422,784
Southern California Edison Co.
4.65%, 10/1/43	277,000	302,064
Time Warner Cable, Inc.
6.75%, 6/15/39	131,500	144,562
Time Warner, Inc.
7.63%, 4/15/31	283,000	380,123
United Technologies Corp.
6.13%, 2/1/19(a)	276,500	318,210
4.50%, 6/1/42(a)	64,000	66,698
Verizon Communications, Inc.
6.55%, 9/15/43	361,000	440,059
Wal-Mart Stores, Inc.
6.20%, 4/15/38(a)	309,000	399,167
Wells Fargo & Co.
4.13%, 8/15/23(a)	456,000	483,598
Xerox Corp.
6.35%, 5/15/18(a)	361,000	405,354

TOTAL CORPORATE BONDS (Cost: $13,474,246)		13,499,387

FOREIGN CORPORATE BONDS - 2.9%

Belgium - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	413,000	471,440

Canada - 0.2%
Nexen Energy ULC
6.40%, 5/15/37	102,000	125,560

Mexico - 0.6%
Petroleos Mexicanos
6.00%, 3/5/20(a)	307,000	347,616

Netherlands - 0.2%
Shell International Finance B.V.
5.50%, 3/25/40	111,000	132,304

Spain - 0.2%
Telefonica Emisiones SAU
3.99%, 2/16/16	139,000	141,838

United Kingdom - 0.9%
HSBC Holdings PLC
5.10%, 4/5/21(a)	444,000	503,134

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,709,114)		1,721,892

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%

Brazil - 0.6%
Brazilian Government International Bond
10.13%, 5/15/27	214,000	327,420

Italy - 0.4%
Italy Government International Bond
5.38%, 6/15/33	200,000	233,837

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/2/23	337,000	352,165

Turkey - 0.2%
Turkey Government International Bond
7.38%, 2/5/25	90,000	110,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,029,869)		1,023,672

SUPRANATIONAL BOND - 1.5%
European Investment Bank 4.00%, 2/16/21 (Cost: $844,156)	766,000	859,726

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%

United States - 3.6%
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	35,000	35,437
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	21,329	21,382
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	58,310
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	265,000	294,752
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	250,000	273,031
3.05%, 4/15/47, Series 2014-C19, Class A2	245,000	256,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

May 31, 2015

Investments	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	$75,000	$77,407
5.42%, 1/15/49, Series 2007-LDPX, Class A3	102,686	108,431
Morgan Stanley Bank of America Merrill Lynch Trust
3.13%, 12/15/48, Series 2013-C8, Class A4	225,000	233,375
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	250,000	259,968
UBS-Barclays Commercial Mortgage Trust
3.09%, 8/10/49, Series 2012-C3, Class A4	100,000	103,514
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	205,000	224,094
1.19%, 3/15/47, Series 2014-LC14, Class A1	180,688	180,102

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,079,416)		2,125,895

MUNICIPAL BOND - 0.6%

United States - 0.6%
State of California 7.55%, 4/1/39 (Cost: $350,487)	240,000	362,750

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

United States - 3.3%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c) (Cost: $1,922,677)(d)	1,922,677	1,922,677

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $58,348,408)		58,870,125
Liabilities in Excess of Cash and Other Assets - (0.4)%		(223,755)

NET ASSETS - 100.0%		$58,646,370

(a)	Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).
(b)	To-be-announced (“TBA”) security (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of May 31, 2015.
(d)

At May 31, 2015, the total market value of the Fund’s securities on loan was $2,605,108 and the total market value of the collateral held by the Fund was $2,682,420. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $759,743. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.9%

U.S. Treasury Notes - 99.9%
U.S. Treasury Floating Rate Note
0.09%, 7/31/16**	$371,000	$371,049
0.07%, 10/31/16**(a)	371,000	370,956
0.10%, 1/31/17**(a)	371,000	371,142
0.09%, 4/30/17**	135,000	135,007

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,248,101)		1,248,154

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.6%

United States - 30.6%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b) (Cost: $381,838)(c)	381,838	381,838

TOTAL INVESTMENTS IN SECURITIES - 130.5% (Cost: $1,629,939)		1,629,992
Liabilities in Excess of Cash and Other Assets - (30.5)%		(381,008)

NET ASSETS - 100.0%		$1,248,984

**	Floating rate note. Coupon shown is in effect at May 31, 2015. Date represents the ultimate maturity date.
(a)	Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of May 31, 2015.
(c)

At May 31, 2015, the total market value of the Fund’s securities on loan was $374,099 and the total market value of the collateral held by the Fund was $381,838. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

May 31, 2015

Investments	Principal Amount	Value
CORPORATE BONDS - 88.9%

United States - 88.9%
Affinion Group, Inc.
7.88%, 12/15/18(a)	$5,000	$3,525
Alcoa, Inc.
6.75%, 7/15/18(a)	91,000	103,265
Alere, Inc.
7.25%, 7/1/18	46,000	48,990
Allegheny Technologies, Inc.
9.38%, 6/1/19	50,000	59,625
Ally Financial, Inc.
5.50%, 2/15/17	217,000	227,307
AmeriGas Partners L.P.
6.25%, 8/20/19	35,000	36,313
Associated Materials LLC
9.13%, 11/1/17	90,000	77,400
Atwood Oceanics, Inc.
6.50%, 2/1/20(a)	40,000	39,200
Avaya, Inc.
7.00%, 4/1/19(b)	76,000	76,380
Basic Energy Services, Inc.
7.75%, 2/15/19(a)	40,000	33,800
Best Buy Co., Inc.
5.00%, 8/1/18(a)	106,000	112,148
Beverages & More, Inc.
10.00%, 11/15/18(b)	18,000	18,068
Boyd Gaming Corp.
9.13%, 12/1/18	12,000	12,566
Cablevision Systems Corp.
7.75%, 4/15/18	150,000	164,812
Casella Waste Systems, Inc.
7.75%, 2/15/19	123,000	126,997
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(a)(b)	43,000	37,088
CIT Group, Inc.
5.00%, 5/15/17	220,000	228,646
CNH Industrial Capital LLC
6.25%, 11/1/16(a)	120,000	126,600
Constellation Brands, Inc.
7.25%, 5/15/17	67,000	73,826
D.R. Horton, Inc.
3.63%, 2/15/18	66,000	67,733
Dell, Inc.
3.10%, 4/1/16(a)	86,000	86,937
DISH DBS Corp.
4.25%, 4/1/18	182,000	187,460
Dole Food Co., Inc.
7.25%, 5/1/19(a)(b)	70,000	72,450
EPL Oil & Gas, Inc.
8.25%, 2/15/18(a)	4,000	2,830
EV Energy Partners L.P.
8.00%, 4/15/19	70,000	67,900
Family Tree Escrow LLC
5.25%, 3/1/20(b)	66,000	69,548

First Data Corp.
7.38%, 6/15/19(b)	126,000	131,355
General Motors Co.
3.50%, 10/2/18	210,000	216,363
GenOn Energy, Inc.
7.88%, 6/15/17	150,000	154,275
Global Brass & Copper, Inc.
9.50%, 6/1/19	50,000	54,750
HCA, Inc.
6.50%, 2/15/16	85,000	88,081
Headwaters, Inc.
7.25%, 1/15/19(a)	99,000	104,445
Hertz Corp. (The)
6.75%, 4/15/19	95,000	98,562
Hexion, Inc.
8.88%, 2/1/18	95,000	87,637
Icahn Enterprises L.P.
4.88%, 3/15/19	66,000	68,228
iHeartCommunications, Inc.
6.88%, 6/15/18	40,000	36,750
9.00%, 12/15/19(a)	80,000	78,900
International Lease Finance Corp.
8.75%, 3/15/17	225,000	249,187
iStar Financial, Inc.
7.13%, 2/15/18	150,000	159,562
4.88%, 7/1/18	34,000	33,660
KB Home
4.75%, 5/15/19	150,000	150,000
Kinder Morgan Finance Co. LLC
5.70%, 1/5/16(a)	106,000	108,979
Kinetic Concepts, Inc.
10.50%, 11/1/18	120,000	129,360
L Brands, Inc.
6.90%, 7/15/17	66,000	72,600
Lennar Corp.
4.75%, 12/15/17	150,000	156,375
Linn Energy LLC
6.50%, 5/15/19(a)	10,000	8,675
6.25%, 11/1/19(a)	54,000	46,440
LSB Industries, Inc.
7.75%, 8/1/19	22,000	23,485
Masco Corp.
6.13%, 10/3/16	71,000	75,793
MGM Resorts International
7.63%, 1/15/17	114,000	122,977
Navient Corp.
8.45%, 6/15/18, Series A(a)	203,000	227,867
NRG Energy, Inc.
7.63%, 1/15/18	150,000	167,550
Overseas Shipholding Group, Inc.
8.13%, 3/30/18	30,000	31,406
Pactiv LLC
8.13%, 6/15/17(a)	160,000	174,000
Peabody Energy Corp.
6.00%, 11/15/18	34,000	24,310
PPL Capital Funding, Inc.
6.70%, 3/30/67, Series A(a)(c)	45,000	41,383
Radian Group, Inc.
5.50%, 6/1/19(a)	112,000	117,880

Regency Energy Partners L.P.
8.38%, 6/1/19(b)	30,000	31,256
Safway Group Holding LLC
7.00%, 5/15/18(a)(b)	104,000	107,120
Sears Holdings Corp.
6.63%, 10/15/18(a)	79,000	77,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

May 31, 2015

Investments	Principal Amount	Value
Smithfield Foods, Inc.
7.75%, 7/1/17	$67,000	$74,203
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(b)	64,000	62,240
Sprint Communications, Inc.
9.00%, 11/15/18(b)	217,000	249,279
Standard Pacific Corp.
8.38%, 5/15/18(a)	32,000	36,800
Starz LLC
5.00%, 9/15/19(a)	99,000	102,341
Steel Dynamics, Inc.
6.13%, 8/15/19	50,000	53,625
SUPERVALU, Inc.
8.00%, 5/1/16	40,000	42,350
Syniverse Holdings, Inc.
9.13%, 1/15/19(a)	22,000	19,690
T-Mobile USA, Inc.
6.46%, 4/28/19(a)	95,000	98,384
Targa Resources Partners L.P.
5.00%, 1/15/18(b)	50,000	51,875
4.13%, 11/15/19(b)	35,000	35,175
Tenet Healthcare Corp.
5.00%, 3/1/19(b)	104,000	104,130
Tesoro Corp.
4.25%, 10/1/17	35,000	36,400
Tesoro Logistics L.P.
5.50%, 10/15/19(a)(b)	5,000	5,313
Thompson Creek Metals Co., Inc.
7.38%, 6/1/18(a)	78,000	68,250
Toys R Us, Inc.
10.38%, 8/15/17(a)	7,000	6,213
TransUnion
8.13%, 6/15/18	90,000	92,475
U.S. Airways Group, Inc.
6.13%, 6/1/18(a)	150,000	155,250
U.S. Foods, Inc.
8.50%, 6/30/19(a)	102,000	106,845
United Continental Holdings, Inc.
6.38%, 6/1/18	112,000	117,320
USG Corp.
9.75%, 1/15/18	62,000	71,617
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(b)	116,000	122,815
Vanguard Natural Resources LLC
7.88%, 4/1/20(a)	40,000	39,400
Verso Paper Holdings LLC
11.75%, 1/15/19	7,000	2,730
VWR Funding, Inc.
7.25%, 9/15/17	90,000	93,712
Whiting Petroleum Corp.
5.00%, 3/15/19	99,000	99,495
Windstream Services LLC
7.88%, 11/1/17(a)	83,000	89,744
WPX Energy, Inc.
5.25%, 1/15/17	35,000	36,050

TOTAL CORPORATE BONDS (Cost: $7,733,763)		7,691,963

FOREIGN CORPORATE BONDS - 6.8%

Canada - 1.0%
Tervita Corp.
8.00%, 11/15/18(b)	95,000	89,538

Cyprus - 0.8%
Drill Rigs Holdings, Inc.
6.50%, 10/1/17(a)(b)	76,000	68,020

Italy - 0.8%
Telecom Italia Capital S.A.
7.00%, 6/4/18	62,000	69,325

Luxembourg - 3.2%
ArcelorMittal
5.25%, 2/25/17(a)	194,000	202,730
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19(a)	74,000	76,127

Total Luxembourg		278,857

Norway - 1.0%
Eksportfinans ASA
2.00%, 9/15/15	84,000	84,165

TOTAL FOREIGN CORPORATE BONDS (Cost: $606,146)		589,905

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.0%

United States - 18.0%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $1,560,692)(e)	1,560,692	1,560,692

TOTAL INVESTMENTS IN SECURITIES - 113.7% (Cost: $9,900,601)		9,842,560
Liabilities in Excess of Cash and Other Assets - (13.7)%		(1,183,575)

NET ASSETS - 100.0%		$8,658,985

(a)	Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2015.
(e)

At May 31, 2015, the total market value of the Fund’s securities on loan was $1,507,985 and the total market value of the collateral held by the Fund was $1,560,692. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

May 31, 2015

Investments	Principal Amount	Value
CORPORATE BONDS - 84.5%

United States - 84.5%
Affinion Group, Inc.
7.88%, 12/15/18(a)	$30,000	$21,150
Alcoa, Inc.
6.75%, 7/15/18	86,000	97,591
Alere, Inc.
7.25%, 7/1/18	100,000	106,500
Ally Financial, Inc.
5.50%, 2/15/17	325,000	340,437
AmeriGas Partners L.P.
6.25%, 8/20/19	55,000	57,062
Associated Materials LLC
9.13%, 11/1/17(a)	172,000	147,920
Atwood Oceanics, Inc.
6.50%, 2/1/20(a)	100,000	98,000
Avaya, Inc.
7.00%, 4/1/19(b)	12,000	12,060
Avon Products, Inc.
6.50%, 3/1/19(a)	53,000	52,470
Basic Energy Services, Inc.
7.75%, 2/15/19(a)	100,000	84,500
Best Buy Co., Inc.
5.00%, 8/1/18	126,000	133,308
Beverages & More, Inc.
10.00%, 11/15/18(b)	62,000	62,232
Cablevision Systems Corp.
7.75%, 4/15/18	216,000	237,330
Casella Waste Systems, Inc.
7.75%, 2/15/19	72,000	74,340
CCO Holdings LLC
7.00%, 1/15/19(a)	93,000	96,778
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(a)(b)	96,000	82,800
CIT Group, Inc.
5.00%, 5/15/17	265,000	275,414
CNH Industrial Capital LLC
6.25%, 11/1/16(a)	195,000	205,725
Constellation Brands, Inc.
7.25%, 9/1/16	133,000	142,342
D.R. Horton, Inc.
3.75%, 3/1/19	107,000	107,802
Dell, Inc.
3.10%, 4/1/16(a)	35,000	35,382
DISH DBS Corp.
4.25%, 4/1/18	96,000	98,880
Dole Food Co., Inc.
7.25%, 5/1/19(a)(b)	43,000	44,505
Eagle Midco, Inc.
9.00%, 6/15/18(b)	134,000	136,847
EPL Oil & Gas, Inc.
8.25%, 2/15/18(a)	9,000	6,368

EV Energy Partners L.P.
8.00%, 4/15/19	106,000	102,820
First Data Corp.
7.38%, 6/15/19(b)	122,000	127,185
General Motors Co.
3.50%, 10/2/18	294,000	302,908
GenOn Energy, Inc.
7.88%, 6/15/17	216,000	222,156
HCA, Inc.
6.50%, 2/15/16	163,000	168,909
Headwaters, Inc.
7.25%, 1/15/19	126,000	132,930
Hertz Corp. (The)
6.75%, 4/15/19	72,000	74,700
Hexion, Inc.
8.88%, 2/1/18	94,000	86,715
iHeartCommunications, Inc.
6.88%, 6/15/18	72,000	66,150
International Lease Finance Corp.
8.75%, 3/15/17	355,000	393,162
iStar Financial, Inc.
7.13%, 2/15/18	42,000	44,678
4.88%, 7/1/18	125,000	123,750
JC Penney Corp., Inc.
8.13%, 10/1/19(a)	72,000	72,900
KB Home
4.75%, 5/15/19	28,000	28,000
Kinetic Concepts, Inc.
10.50%, 11/1/18	172,000	185,416
Lennar Corp.
4.75%, 12/15/17(a)	197,000	205,372
Linn Energy LLC
6.50%, 5/15/19(a)	17,000	14,748
6.25%, 11/1/19	83,000	71,380
Masco Corp.
6.13%, 10/3/16	118,000	125,965
MGM Resorts International
7.63%, 1/15/17	168,000	181,230
Navient Corp.
8.45%, 6/15/18, Series A	336,000	377,160
NRG Energy, Inc.
7.63%, 1/15/18	216,000	241,272
Overseas Shipholding Group, Inc.
8.13%, 3/30/18	72,000	75,375
Pactiv LLC
8.13%, 6/15/17	128,000	139,200
Peabody Energy Corp.
6.00%, 11/15/18(a)	35,000	25,025
Polymer Group, Inc.
6.88%, 6/1/19(b)	100,000	93,625
PPL Capital Funding, Inc.
6.70%, 3/30/67, Series A(a)(c)	68,000	62,534
PulteGroup, Inc.
7.63%, 10/15/17	27,000	30,173
Radian Group, Inc.
5.50%, 6/1/19	216,000	227,340
Realogy Group LLC
3.38%, 5/1/16(b)	16,000	16,184
Regency Energy Partners L.P.
8.38%, 6/1/19(b)	56,000	58,345
Sabine Pass LNG L.P.
7.50%, 11/30/16	250,000	268,125
Safway Group Holding LLC
7.00%, 5/15/18(a)(b)	109,000	112,270
Sears Holdings Corp.
6.63%, 10/15/18(a)	39,000	38,318
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(a)(b)	72,000	70,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

May 31, 2015

Investments	Principal Amount	Value
Sprint Communications, Inc.
9.00%, 11/15/18(b)	$277,000	$318,204
Standard Pacific Corp.
8.38%, 5/15/18(a)	44,000	50,600
Starz LLC
5.00%, 9/15/19(a)	125,000	129,219
Syniverse Holdings, Inc.
9.13%, 1/15/19(a)	172,000	153,940
Synovus Financial Corp.
5.13%, 6/15/17	118,000	121,361
T-Mobile USA, Inc.
6.46%, 4/28/19(a)	136,000	140,845
Targa Resources Partners L.P.
5.00%, 1/15/18(b)	112,000	116,200
Tenet Healthcare Corp.
5.00%, 3/1/19(b)	171,000	171,214
Tesoro Corp.
4.25%, 10/1/17	50,000	52,000
Tesoro Logistics L.P.
5.50%, 10/15/19(b)	16,000	17,000
Thompson Creek Metals Co., Inc.
7.38%, 6/1/18(a)	56,000	49,000
Toys R Us, Inc.
10.38%, 8/15/17(a)	11,000	9,763
TransUnion
8.13%, 6/15/18(a)	216,000	221,940
U.S. Airways Group, Inc.
6.13%, 6/1/18(a)	172,000	178,020
U.S. Foods, Inc.
8.50%, 6/30/19(a)	116,000	121,510
United Continental Holdings, Inc.
6.38%, 6/1/18	156,000	163,410
USG Corp.
9.75%, 1/15/18	172,000	198,679
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(b)	165,000	174,694
Vanguard Natural Resources LLC
7.88%, 4/1/20(a)	100,000	98,500
Verso Paper Holdings LLC
11.75%, 1/15/19	30,000	11,700
VWR Funding, Inc.
7.25%, 9/15/17(a)	70,000	72,887
Whiting Petroleum Corp.
5.00%, 3/15/19(a)	138,000	138,690
Windstream Services LLC
7.88%, 11/1/17	86,000	92,987
WPX Energy, Inc.
5.25%, 1/15/17	50,000	51,500

TOTAL CORPORATE BONDS (Cost: $10,293,583)		10,177,646

FOREIGN CORPORATE BONDS - 10.3%

Canada - 0.8%
Telesat Canada
6.00%, 5/15/17(a)(b)	75,000	76,406
Tervita Corp.
8.00%, 11/15/18(b)	21,000	19,793

Total Canada		96,199

France - 2.1%
Numericable-SFR SAS
4.88%, 5/15/19(b)	250,000	252,437

Germany - 2.2%
Schaeffler Holding Finance B.V.
6.88%, 8/15/18(b)	250,000	260,625

Italy - 1.2%
Telecom Italia Capital S.A.
5.25%, 10/1/15	78,000	78,975
7.00%, 6/4/18	65,000	72,680

Total Italy		151,655

Luxembourg - 3.8%
ArcelorMittal
5.25%, 2/25/17(a)	277,000	289,465
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19	159,000	163,571

Total Luxembourg		453,036

Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15	31,000	31,061

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,245,214)		1,245,013

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.8%

United States - 19.8%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $2,392,538)(e)	2,392,538	2,392,538

TOTAL INVESTMENTS IN SECURITIES - 114.6% (Cost: $13,931,335)		13,815,197
Liabilities in Excess of Cash and Other Assets - (14.6)%		(1,764,501)

NET ASSETS - 100.0%		$12,050,696

(a)	Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2015.
(e)

At May 31, 2015, the total market value of the Fund’s securities on loan was $2,363,365 and the total market value of the collateral held by the Fund was $2,437,418. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $44,880. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2015

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 94.2%

Brazil - 17.0%
Braskem Finance Ltd.
5.75%, 4/15/21, Reg S	$3,268,000	$3,284,340
CSN Resources S.A.
6.50%, 7/21/20, Reg S(a)	1,734,000	1,536,758
ESAL GmbH
6.25%, 2/5/23, Reg S	350,000	357,000
Itau Unibanco Holding S.A.
2.85%, 5/26/18(b)	720,000	723,600
Odebrecht Finance Ltd.
4.38%, 4/25/25(b)	1,530,000	1,354,050
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/1/22, Reg S(a)	949,409	858,028
Oi S.A.
5.75%, 2/10/22, Reg S(a)	951,000	842,824
Petrobras Global Finance B.V.
5.38%, 1/27/21	4,327,000	4,235,700
4.38%, 5/20/23	260,000	232,700
5.63%, 5/20/43	2,020,000	1,651,795
Vale Overseas Ltd.
4.38%, 1/11/22(a)	1,219,000	1,203,884

Total Brazil		16,280,679

Chile - 2.3%
Cencosud S.A.
4.88%, 1/20/23, Reg S	1,940,000	1,967,742
Corpbanca S.A.
3.88%, 9/22/19, Reg S	200,000	204,000

Total Chile		2,171,742

China - 8.0%
Alibaba Group Holding Ltd.
3.60%, 11/28/24(b)	700,000	692,475
China Overseas Finance Cayman VI Ltd.
4.25%, 5/8/19, Reg S	1,350,000	1,405,478
CITIC Ltd.
6.38%, 4/10/20, Reg S	850,000	966,924
Country Garden Holdings Co., Ltd.
7.25%, 4/4/21, Reg S	2,050,000	2,080,750
CRCC Yuxiang Ltd.
3.50%, 5/16/23, Reg S	990,000	986,993
Industrial & Commercial Bank of China Ltd.
3.23%, 11/13/19	1,080,000	1,108,392
Talent Yield Investments Ltd.
4.50%, 4/25/22, Reg S	440,000	465,553

Total China		7,706,565

Colombia - 5.0%
BBVA S.A.
4.88%, 4/21/25(b)	720,000	727,200
Ecopetrol S.A.
7.63%, 7/23/19(a)	2,300,000	2,705,375
Pacific Rubiales Energy Corp.
5.38%, 1/26/19(a)(b)	630,000	570,150
5.13%, 3/28/23, Reg S	990,000	789,525

Total Colombia		4,792,250

Hong Kong - 7.5%
AIA Group Ltd.
3.20%, 3/11/25(b)	470,000	466,032
Bank of East Asia Ltd. (The)
4.25%, 11/20/24, Reg S(c)	470,000	474,554
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22, Reg S(a)	1,365,000	1,502,222
MIE Holdings Corp.
7.50%, 4/25/19(b)	2,000,000	1,489,620
Noble Group Ltd.
6.75%, 1/29/20, Reg S(a)	1,953,000	2,047,721
Prosperous Ray Ltd.
3.00%, 11/12/18, Reg S	960,000	983,672
Shimao Property Holdings Ltd.
6.63%, 1/14/20, Reg S	240,000	243,600

Total Hong Kong		7,207,421

India - 5.4%
Bharti Airtel International Netherlands B.V.
5.35%, 5/20/24(b)	2,300,000	2,518,514
ICICI Bank Ltd.
6.38%, 4/30/22, Reg S(c)	1,425,000	1,479,400
ONGC Videsh Ltd.
4.63%, 7/15/24, Reg S	470,000	493,293
Vedanta Resources PLC
8.25%, 6/7/21, Reg S(a)	698,000	687,373

Total India		5,178,580

Indonesia - 3.4%
Pertamina Persero PT
5.63%, 5/20/43, Reg S	1,460,000	1,369,115
Perusahaan Gas Negara Persero Tbk PT
5.13%, 5/16/24, Reg S	1,860,000	1,919,520

Total Indonesia		3,288,635

Jamaica - 1.0%
Digicel Group Ltd.
8.25%, 9/30/20, Reg S(a)	920,000	958,640

Kazakhstan - 2.8%
KazMunayGas National Co. JSC
6.38%, 4/9/21, Reg S(a)	2,567,000	2,654,047

Macau - 1.1%
MCE Finance Ltd.
5.00%, 2/15/21(a)(b)	200,000	193,500
5.00%, 2/15/21, Reg S	900,000	870,750

Total Macau		1,064,250

Mexico - 14.4%
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S	850,000	969,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2015

Investments	Principal Amount	Value
Cemex S.A.B. de C.V.
6.50%, 12/10/19(a)(b)	$200,000	$214,020
7.25%, 1/15/21, Reg S(a)	1,610,000	1,729,140
Empresas ICA S.A.B. de C.V.
8.90%, 2/4/21, Reg S(a)	2,000,000	1,892,500
Grupo Bimbo S.A.B. de C.V.
4.50%, 1/25/22, Reg S(a)	2,308,000	2,470,622
Mexichem S.A.B. de C.V.
4.88%, 9/19/22, Reg S(a)	3,450,000	3,619,050
Southern Copper Corp.
5.25%, 11/8/42(a)	3,310,000	2,968,408

Total Mexico		13,863,165

Morocco - 2.8%
OCP S.A.
5.63%, 4/25/24, Reg S	2,500,000	2,674,500

Peru - 2.0%
BBVA Banco Continental S.A.
5.25%, 9/22/29(b)(c)	90,000	92,700
Volcan Cia Minera S.A.A.
5.38%, 2/2/22, Reg S(a)	1,826,000	1,803,175

Total Peru		1,895,875

Philippines - 0.4%
First Gen Corp.
6.50%, 10/9/23, Reg S	400,000	424,000

Qatar - 2.9%
Ooredoo International Finance Ltd.
4.75%, 2/16/21, Reg S	2,556,000	2,811,600

Russia - 9.8%
EDC Finance Ltd.
4.88%, 4/17/20, Reg S	810,000	748,237
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.13%, 12/12/17, Reg S(a)	1,350,000	1,334,812
Evraz Group S.A.
6.75%, 4/27/18, Reg S	1,606,000	1,549,790
Gazprom OAO via Gaz Capital S.A.
3.85%, 2/6/20, Reg S(a)	600,000	564,000
Lukoil International Finance B.V.
6.13%, 11/9/20, Reg S(a)	1,173,000	1,218,454
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.20%, 3/6/22, Reg S	1,100,000	951,698
Sberbank of Russia via SB Capital S.A.
5.50%, 2/26/24, Reg S(c)	700,000	591,500
Severstal OAO via Steel Capital S.A.
6.70%, 10/25/17, Reg S	235,000	245,575
5.90%, 10/17/22, Reg S	677,000	658,383
VimpelCom Holdings B.V.
7.50%, 3/1/22, Reg S	1,522,000	1,548,635

Total Russia		9,411,084

Singapore - 2.3%
BOC Aviation Pte Ltd.
3.00%, 3/30/20(b)	950,000	943,824
Puma International Financing S.A.
6.75%, 2/1/21(b)	740,000	770,525
6.75%, 2/1/21, Reg S(a)	500,000	520,625

Total Singapore		2,234,974

South Africa - 2.6%
AngloGold Ashanti Holdings PLC
8.50%, 7/30/20(a)	2,300,000	2,524,250

South Korea - 1.0%
Korea Exchange Bank
4.25%, 10/14/24, Reg S	450,000	470,733
Korea Hydro & Nuclear Power Co., Ltd.
3.00%, 9/19/22, Reg S(a)	460,000	466,049

Total South Korea		936,782

Turkey - 2.2%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
3.38%, 11/1/22, Reg S	2,330,000	2,085,350

Venezuela - 0.3%
Petroleos de Venezuela S.A.
6.00%, 5/16/24, Reg S(a)	710,000	272,995

TOTAL FOREIGN CORPORATE BONDS (Cost: $92,552,114)		90,437,384

FOREIGN GOVERNMENT AGENCIES - 3.4%

United Arab Emirates - 3.4%
MDC-GMTN B.V. 5.50%, 4/20/21, Reg S (Cost: $3,175,797)	2,856,000	3,320,100

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.8%

United States - 19.8%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $19,008,834)(e)	19,008,834	19,008,834

TOTAL INVESTMENTS IN SECURITIES - 117.4% (Cost: $114,736,745)		112,766,318
Liabilities in Excess of Cash and Other Assets - (17.4)%		(16,717,865)

NET ASSETS - 100.0%		$96,048,453

(a)	Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2015

(d)	Rate shown represents annualized 7-day yield as of May 31, 2015.
(e)

At May 31, 2015, the total market value of the Fund’s securities on loan was $17,556,149 and the total market value of the collateral held by the Fund was $19,008,834. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2015

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 0.3%

South Africa - 0.3%
KFW 7.00%, 4/9/18 (Cost: $1,868,197)	19,545,000	ZAR	$1,590,714

FOREIGN GOVERNMENT OBLIGATIONS - 87.4%

Brazil - 9.7%
Brazil Letras do Tesouro Nacional
10.78%, 1/1/16(a)	32,567,000	BRL	9,445,623
8.87%, 7/1/16(a)	41,391,000	BRL	11,275,722
11.86%, 1/1/17(a)	29,290,000	BRL	7,521,189
12.51%, 1/1/18(a)	15,550,000	BRL	3,569,019
Brazil Notas do Tesouro Nacional
10.00%, 1/1/17, Series F	26,592,000	BRL	7,960,352
10.00%, 1/1/21, Series F	16,048,000	BRL	4,582,538
10.00%, 1/1/23, Series F	36,340,000	BRL	10,200,454
Brazilian Government International Bond
12.50%, 1/5/16	2,049,000	BRL	643,401
12.50%, 1/5/22	929,000	BRL	346,273

Total Brazil			55,544,571

Chile - 3.4%
Bonos del Banco Central de Chile en Pesos
6.00%, 1/1/17, Series 5YR	2,355,000,000	CLP	3,944,907
6.00%, 3/1/23	1,670,000,000	CLP	2,978,561
Chile Government International Bond
5.50%, 8/5/20	6,407,000,000	CLP	11,031,201
6.00%, 1/1/22, Reg S	750,000,000	CLP	1,327,033

Total Chile			19,281,702

China - 3.5%
China Government Bond
2.56%, 6/29/17	10,500,000	CNY	1,685,043
3.09%, 6/29/20	11,500,000	CNY	1,857,193
2.48%, 12/1/20	24,500,000	CNY	3,831,347
2.36%, 8/18/21, Reg S	32,500,000	CNY	4,991,184
3.10%, 6/29/22	26,500,000	CNY	4,224,354
3.16%, 6/27/23	20,000,000	CNY	3,192,603

Total China			19,781,724

Colombia - 6.5%
Colombia Government International Bond
7.75%, 4/14/21	7,155,000,000	COP	3,129,621
Colombian TES
5.00%, 11/21/18, Series B	9,366,400,000	COP	3,677,600
7.00%, 5/4/22, Series B	21,629,100,000	COP	8,782,737
10.00%, 7/24/24, Series B	27,082,100,000	COP	12,901,314
6.00%, 4/28/28, Series B	25,500,000,000	COP	8,893,121

Total Colombia			37,384,393

India - 0.0%
India Government Bond
7.83%, 4/11/18	2,500,000	INR	39,223
8.27%, 6/9/20	3,000,000	INR	47,846
8.40%, 7/28/24	4,000,000	INR	64,665

Total India			151,734

Indonesia - 4.8%
Indonesia Treasury Bond
11.00%, 11/15/20, Series FR31	34,899,000,000	IDR	2,982,144
8.25%, 7/15/21, Series FR53	38,330,000,000	IDR	2,928,975
8.38%, 9/15/26, Series FR56	143,231,000,000	IDR	11,007,612
8.25%, 6/15/32, Series FR58	135,677,000,000	IDR	10,129,092
8.75%, 2/15/44, Series FR67	7,880,000,000	IDR	603,433

Total Indonesia			27,651,256

Malaysia - 10.0%
Malaysia Government Bond
3.81%, 2/15/17, Series 0207	7,349,000	MYR	2,021,901
4.01%, 9/15/17, Series 0210	16,848,000	MYR	4,663,059
3.31%, 10/31/17, Series 0512	11,348,000	MYR	3,094,986
4.38%, 11/29/19, Series 0902	69,337,000	MYR	19,497,069
4.16%, 7/15/21, Series 0111	10,945,000	MYR	3,042,925
3.42%, 8/15/22, Series 0112	55,314,000	MYR	14,611,753
4.39%, 4/15/26, Series 0311	32,323,000	MYR	9,065,720
4.50%, 4/15/30, Series 0310	4,333,000	MYR	1,230,841

Total Malaysia			57,228,254

Mexico - 9.7%
Mexican Bonos
7.75%, 12/14/17, Series M 10	75,188,000	MXN	5,274,555
4.75%, 6/14/18, Series M	60,000,000	MXN	3,905,904
8.50%, 12/13/18, Series M 10	61,630,000	MXN	4,451,266
6.50%, 6/10/21, Series M	74,563,000	MXN	5,063,144
6.50%, 6/9/22, Series M	107,657,000	MXN	7,283,918
10.00%, 12/5/24, Series M 20	82,682,000	MXN	6,914,549
7.50%, 6/3/27, Series M 20	60,000,000	MXN	4,309,706
7.75%, 5/29/31, Series M	71,783,000	MXN	5,252,124
10.00%, 11/20/36, Series M 30	19,178,000	MXN	1,723,137
8.50%, 11/18/38, Series M 30	94,326,000	MXN	7,447,236
7.75%, 11/13/42, Series M	50,542,000	MXN	3,710,640

Total Mexico			55,336,179

Peru - 3.2%
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	21,686,000	PEN	7,736,292
8.20%, 8/12/26, Reg S	7,591,000	PEN	2,759,711
6.95%, 8/12/31, Reg S	18,631,000	PEN	5,988,049
6.90%, 8/12/37, Reg S	5,325,000	PEN	1,672,247

Total Peru			18,156,299

Philippines - 2.4%
Philippine Government Bond
7.63%, 9/29/36, Series 25-9	232,400,000	PHP	6,993,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2015

Investments	Principal Amount		Value
Philippine Government International Bond
4.95%, 1/15/21	87,000,000	PHP	$2,080,371
3.90%, 11/26/22	165,000,000	PHP	3,728,811
6.25%, 1/14/36	30,000,000	PHP	783,408

Total Philippines			13,586,493

Poland - 9.7%
Poland Government Bond
4.75%, 4/25/17, Series 0417	7,517,000	PLN	2,107,162
3.75%, 4/25/18, Series 0418	39,971,000	PLN	11,160,162
2.50%, 7/25/18, Series 0718	32,000,000	PLN	8,628,445
5.50%, 10/25/19, Series 1019	38,410,000	PLN	11,579,796
5.25%, 10/25/20, Series 1020	19,689,000	PLN	5,978,202
5.75%, 10/25/21, Series 1021	19,714,000	PLN	6,207,385
5.75%, 9/23/22, Series 0922	12,059,000	PLN	3,847,227
4.00%, 10/25/23, Series 1023	20,640,000	PLN	5,976,872

Total Poland			55,485,251

Romania - 3.2%
Romania Government Bond
5.90%, 7/26/17, Series 5Y	17,840,000	RON	4,802,965
5.95%, 6/11/21, Series 10Y	1,360,000	RON	389,787
5.85%, 4/26/23, Series 10Y	26,240,000	RON	7,606,142
4.75%, 2/24/25, Series 10Y	20,000,000	RON	5,466,087

Total Romania			18,264,981

Russia - 4.6%
Russian Federal Bond - OFZ
7.35%, 1/20/16, Series 5077	288,123,000	RUB	5,391,946
6.80%, 12/11/19, Series 6210	357,959,000	RUB	5,903,893
7.60%, 4/14/21, Series 6205	253,965,000	RUB	4,229,740
7.60%, 7/20/22, Series 6209	242,495,000	RUB	3,962,638
8.15%, 2/3/27, Series 6207	262,054,000	RUB	4,292,219
7.05%, 1/19/28, Series 6212	178,667,000	RUB	2,639,375

Total Russia			26,419,811

South Africa - 4.0%
South Africa Government Bond
6.75%, 3/31/21, Series R208	22,972,000	ZAR	1,799,014
10.50%, 12/21/26, Series R186	23,420,000	ZAR	2,267,560
8.00%, 1/31/30, Series 2030	25,274,000	ZAR	1,981,389
7.00%, 2/28/31, Series R213	43,077,000	ZAR	3,047,215
6.25%, 3/31/36, Series R209	69,490,600	ZAR	4,364,571
6.50%, 2/28/41, Series R214	80,000,000	ZAR	5,059,933
8.75%, 2/28/48, Series 2048	50,000,000	ZAR	4,061,556

Total South Africa			22,581,238

South Korea - 4.9%
Korea Treasury Bond
4.25%, 6/10/21, Series 2106	1,548,370,000	KRW	1,571,393
3.38%, 9/10/23, Series 2309	10,354,880,000	KRW	10,144,447
3.50%, 3/10/24, Series 2403	11,187,240,000	KRW	11,082,620
4.00%, 12/10/31, Series 3112	5,000,000,000	KRW	5,433,571

Total South Korea			28,232,031

Thailand - 3.3%
Thailand Government Bond
4.13%, 11/18/16	223,023,000	THB	6,881,665
3.88%, 6/13/19	47,622,000	THB	1,517,595
3.65%, 12/17/21	120,380,000	THB	3,834,400
3.63%, 6/16/23	173,710,000	THB	5,523,116
3.58%, 12/17/27	28,521,000	THB	899,270

Total Thailand			18,656,046

Turkey - 4.5%
Turkey Government Bond
9.00%, 1/27/16	7,424,000	TRY	2,775,633
8.30%, 6/20/18	18,766,000	TRY	6,905,070
10.50%, 1/15/20	4,952,000	TRY	1,969,081
9.50%, 1/12/22	6,968,000	TRY	2,680,403
8.50%, 9/14/22	20,000,000	TRY	7,344,102
7.10%, 3/8/23	11,211,000	TRY	3,767,182

Total Turkey			25,441,471

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $624,216,747)			499,183,434

SUPRANATIONAL BONDS - 5.4%
European Investment Bank
6.75%, 9/15/17, Reg S	33,120,000	ZAR	2,685,258
9.00%, 12/21/18, Reg S	23,550,000	ZAR	2,001,714
7.50%, 1/30/19	80,000,000	ZAR	6,504,407
7.20%, 7/9/19, Reg S	124,200,000,000	IDR	9,017,743
Inter-American Development Bank
6.00%, 9/5/17	224,800,000	INR	3,489,057
International Bank for Reconstruction & Development
7.50%, 3/2/17	120,000,000	RUB	2,154,631
6.50%, 7/26/19	80,000,000	RUB	1,320,598
International Finance Corp.
4.68%, 1/30/17	24,600,000	RUB	414,806
7.80%, 6/3/19, Series GDIF	200,000,000	INR	3,270,240

TOTAL SUPRANATIONAL BONDS (Cost: $36,675,789)			30,858,454

REPURCHASE AGREEMENT - 4.7%

United States - 4.7%
Citigroup, Inc., tri-party repurchase agreement dated 5/29/15, 0.11% due 6/1/15; Proceeds at maturity - $27,000,248 (fully collateralized by U.S. Treasury Note, 0.13% due 1/15/22; Market value - $27,540,056) (Cost: $27,000,000)	$27,000,000		27,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2015

TOTAL INVESTMENTS IN SECURITIES - 97.8% (Cost: $689,760,733)	558,632,602
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.2%	12,678,552

NET ASSETS - 100.0%	$571,311,154

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish New lira
ZAR	-	South African rand
(a) Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2015.
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 93.5%

U.S. Treasury Bills - 93.5%
U.S. Treasury Bills
0.01%, 6/4/15*	$1,000,000	$1,000,000
0.01%, 6/18/15*(a)	800,000	799,996
0.01%, 7/2/15*	1,000,000	999,996
0.00%, 7/16/15*	850,000	849,995
0.01%, 8/6/15*	1,000,000	1,000,000

TOTAL INVESTMENTS IN SECURITIES - 93.5% (Cost: $4,649,974)		4,649,987
Cash and Other Assets in Excess of Liabilities - 6.5%		323,415

NET ASSETS - 100.0%		$4,973,402

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 1.2%

U.S. Treasury Bond - 0.4%
U.S. Treasury Bond
3.00%, 11/15/44	$30,000	$30,837

U.S. Treasury Notes - 0.8%
U.S. Treasury Note
0.88%, 4/15/17(a)	10,000	10,057
1.38%, 3/31/20(a)	50,000	49,832

Total U.S. Treasury Notes		59,889

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $92,979)		90,726

CORPORATE BONDS - 56.2%

United States - 56.2%
AbbVie, Inc.
1.75%, 11/6/17(a)	60,000	60,251
Actavis Funding SCS
4.55%, 3/15/35	70,000	69,621
American International Group, Inc.
5.85%, 1/16/18, Series G	110,000	121,953
Amgen, Inc.
3.63%, 5/22/24	150,000	153,822
Anadarko Petroleum Corp.
6.38%, 9/15/17	60,000	66,307
AT&T, Inc.
5.50%, 2/1/18(a)	90,000	99,040
Bank of America Corp.
3.30%, 1/11/23	250,000	250,885
California Resources Corp.
6.00%, 11/15/24(a)	40,000	37,000
Calpine Corp.
7.88%, 1/15/23(a)(b)	49,000	53,869
Caterpillar, Inc.
3.90%, 5/27/21	180,000	195,653
CCO Holdings LLC
6.63%, 1/31/22	30,000	31,988
Citigroup, Inc.
4.50%, 1/14/22	170,000	186,270
Comcast Corp.
3.13%, 7/15/22	110,000	111,496
Ensco PLC
5.20%, 3/15/25(a)	40,000	41,314
Family Tree Escrow LLC
5.75%, 3/1/23(b)	80,000	84,800
FCA U.S. LLC
8.25%, 6/15/21	200,000	221,400
Foresight Energy LLC
7.88%, 8/15/21(b)	40,000	38,700
Freeport-McMoRan, Inc.
2.15%, 3/1/17(a)	110,000	110,463
General Electric Capital Corp.
6.88%, 1/10/39, Series A	140,000	196,484
General Motors Co.
6.25%, 10/2/43	100,000	116,103
Genworth Holdings, Inc.
4.80%, 2/15/24(a)	10,000	8,625
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	190,000	219,306
Kraft Foods Group, Inc.
5.00%, 6/4/42	20,000	20,767
Lorillard Tobacco Co.
6.88%, 5/1/20	100,000	117,648
Medtronic, Inc.
4.63%, 3/15/45(b)	100,000	104,537
Mondelez International, Inc.
4.00%, 2/1/24	40,000	42,657
Murray Energy Corp.
11.25%, 4/15/21(b)	20,000	19,350
Pacific Gas & Electric Co.
6.05%, 3/1/34	120,000	149,825
Packaging Corp. of America
4.50%, 11/1/23	40,000	42,333
PepsiCo, Inc.
5.00%, 6/1/18	60,000	66,281
Quicken Loans, Inc.
5.75%, 5/1/25(b)	40,000	40,150
Rock-Tenn Co.
4.45%, 3/1/19	250,000	267,376
Ryerson, Inc.
9.00%, 10/15/17(a)	100,000	102,000
Sprint Corp.
7.25%, 9/15/21	30,000	30,263
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)(b)	30,000	30,300
Tenet Healthcare Corp.
8.00%, 8/1/20	50,000	52,375
Time Warner Cable, Inc.
5.00%, 2/1/20	100,000	107,939
United Rentals North America, Inc.
7.63%, 4/15/22	50,000	54,875
United Technologies Corp.
3.10%, 6/1/22	180,000	185,236
Valeant Pharmaceuticals International, Inc.
5.38%, 3/15/20(b)	70,000	73,150
Verizon Communications, Inc.
1.10%, 11/1/17(a)	80,000	79,521
4.15%, 3/15/24	100,000	105,919
6.55%, 9/15/43	23,000	28,037
5.01%, 8/21/54	21,000	20,049

TOTAL CORPORATE BONDS (Cost: $4,132,350)		4,215,938

FOREIGN CORPORATE BONDS - 36.0%

Belgium - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	140,000	159,810

Brazil - 2.8%
Petrobras Global Finance B.V.
5.38%, 1/27/21(a)	100,000	97,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strategic Corporate Bond Fund (CRDT)

May 31, 2015

Investments	Principal Amount		Value
Vale Overseas Ltd.
4.38%, 1/11/22(a)	$110,000		$108,375

Total Brazil			206,175

Colombia - 0.9%
Ecopetrol S.A.
7.63%, 7/23/19(a)	60,000		70,306

France - 3.6%
Electricite de France
4.63%, 9/11/24	50,000	EUR	71,177
Numericable-SFR SAS
6.00%, 5/15/22(a)(b)	$200,000		202,500

Total France			273,677

Germany - 2.4%
E.ON International Finance B.V.
5.50%, 10/2/17	50,000	EUR	61,450
Volkswagen Leasing GmbH
3.25%, 5/10/18	100,000	EUR	119,245

Total Germany			180,695

Italy - 3.1%
Intesa Sanpaolo SpA
5.02%, 6/26/24(b)	$230,000		231,161

Luxembourg - 0.4%
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20(a)	30,000		30,525

Mexico - 1.5%
Petroleos Mexicanos
5.50%, 1/21/21(a)	100,000		109,661

Netherlands - 3.9%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/1/43	250,000		294,111

Russia - 2.7%
Gazprom OAO via Gaz Capital S.A.
4.95%, 5/23/16, Reg S	200,000		202,350

United Kingdom - 12.6%
Barclays Bank PLC
7.63%, 11/21/22	200,000		232,875
BP Capital Markets PLC
2.24%, 5/10/19	150,000		152,055
HSBC Bank PLC
3.88%, 10/24/18, Reg S	160,000	EUR	196,052
Rio Tinto Finance USA PLC
4.13%, 8/21/42(a)	$30,000		28,417
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	210,000		231,923
Tesco PLC
6.13%, 2/24/22, Series 68	60,000	GBP	101,852

Total United Kingdom			943,174

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,713,355)			2,701,645

	Shares
PREFERRED STOCK - 2.4%

United States - 2.4%
GMAC Capital Trust I 8.13%, 2/15/40, Series 2(a)(c) (Cost: $180,839)	6,934		180,700

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 16.2%

United States - 16.2%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $1,214,835)(e)	1,214,835		1,214,835

TOTAL INVESTMENTS IN SECURITIES - 112.0% (Cost: $8,334,358)			8,403,844
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (12.0)%			(900,015)

NET ASSETS - 100.0%			$7,503,829

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR	-	Euro
GBP	-	British pound

(a)       Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).

(b)       This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)       Rate shown reflects the current rate on securities with variable or step rates.

(d)       Rate shown represents annualized 7-day yield as of May 31, 2015.

(e)       At May 31, 2015, the total market value of the Fund’s securities on loan was $1,177,540 and the total market value of the collateral held by the Fund was $1,214,835. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2015

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 29.5%

U.S. Treasury Bonds - 19.8%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	$225,432		$270,289
3.38%, 4/15/32	332,498		480,381
0.63%, 2/15/43	102,681		95,389

Total U.S. Treasury Bonds			846,059

U.S. Treasury Notes - 9.7%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19	131,946		144,378
0.63%, 1/15/24	263,058		271,648

Total U.S. Treasury Notes			416,026

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,215,329)			1,262,085

CORPORATE BONDS - 2.6%

United States - 2.6%
Samson Investment Co.
9.75%, 2/15/20	100,000		8,750
Sprint Corp.
7.88%, 9/15/23	100,000		101,940

TOTAL CORPORATE BONDS (Cost: $208,470)			110,690

FOREIGN CORPORATE BONDS - 9.3%

Australia - 1.8%
FMG Resources August 2006 Pty Ltd.
6.88%, 4/1/22(a)	100,000		77,000

Brazil - 2.3%
Vale Overseas Ltd.
4.38%, 1/11/22(b)	100,000		98,523

Colombia - 2.5%
Ecopetrol S.A.
5.88%, 9/18/23(b)	100,000		107,700

Mexico - 2.7%
America Movil S.A.B. de C.V.
5.00%, 3/30/20	100,000		112,456

TOTAL FOREIGN CORPORATE BONDS (Cost: $408,386)			395,679

FOREIGN GOVERNMENT OBLIGATIONS - 30.7%

Australia - 3.5%
Australia Inflation Linked Bond
4.00%, 8/20/20, Series 20CI, Reg S	102,000	AUD	151,849

Brazil - 1.2%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.00%, 8/15/22, Series B	31,000	BRL	25,407
6.00%, 8/15/50, Series B	30,000	BRL	25,373

Total Brazil			50,780

Canada - 4.0%
Canadian Government Inflation Linked Bond
4.25%, 12/1/26	79,076	CAD	94,850
3.00%, 12/1/36	61,302	CAD	75,689

Total Canada			170,539

France - 1.7%
France Government Inflation Linked Bond
1.60%, 7/25/15, Series OATe	65,714	EUR	72,454

Mexico - 4.6%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,375,339	MXN	96,283
4.50%, 12/4/25, Series S	1,322,442	MXN	98,968

Total Mexico			195,251

South Africa - 4.0%
South Africa Inflation Linked Bond
2.50%, 1/31/17, Series R211	959,175	ZAR	81,705
5.50%, 12/7/23, Series R197	825,083	ZAR	89,434

Total South Africa			171,139

Sweden - 3.8%
Sweden Inflation Linked Bond
4.00%, 12/1/20, Series 3102	840,000	SEK	161,643

Turkey - 2.2%
Turkey Government Inflation Linked Bond
4.00%, 4/1/20	233,049	TRY	94,550

United Kingdom - 5.7%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	66,237	GBP	129,487
1.25%, 11/22/32, Reg S	53,280	GBP	114,099

Total United Kingdom			243,586

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,597,369)			1,311,791

	Shares
EXCHANGE-TRADED FUNDS - 8.2%

United States - 8.2%
WisdomTree Emerging Markets Equity Income Fund(c)	500		22,520
WisdomTree Equity Income Fund(b)(c)	3,345		204,547
WisdomTree Global Natural Resources Fund(b)(c)	7,500		124,314

TOTAL EXCHANGE-TRADED FUNDS (Cost: $364,866)			351,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.8%

United States - 9.8%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $420,625)(e)	420,625	$420,625

TOTAL INVESTMENTS IN SECURITIES - 90.1% (Cost: $4,215,045)		3,852,251
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 9.9%		422,486

NET ASSETS - 100.0%		$4,274,737

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	Euro
GBP	-	British pound
MXN	-	Mexican peso
SEK	-	Swedish krona
TRY	-	Turkish New lira
ZAR	-	South African rand

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of May 31, 2015.
(e)

At May 31, 2015, the total market value of the Fund’s securities on loan was $409,443 and the total market value of the collateral held by the Fund was $420,625. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

May 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.4%

U.S. Treasury Bills - 85.4%
U.S. Treasury Bills
0.01%, 6/4/15*(a)	$3,810,000	$3,810,000
0.02%, 7/9/15*(b)	194,820,000	194,820,000
0.10%, 9/17/15*(a)	620,000	619,967

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $199,245,714)		199,249,967

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.4%

United States - 30.4%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c) (Cost: $70,794,120)(d)	70,794,120	70,794,120

TOTAL INVESTMENTS IN SECURITIES - 115.8% (Cost: $270,039,834)		270,044,087
Liabilities in Excess of Cash and Other Assets - (15.8)%		(36,832,227)

NET ASSETS - 100.0%		$233,211,860

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)	Security, or portion thereof, was on loan at May 31, 2015 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of May 31, 2015.
(d)

At May 31, 2015, the total market value of the Fund’s securities on loan was $69,406,000 and the total market value of the collateral held by the Fund was $70,794,120. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of May 31, 2015, the Trust offered 72 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update 2013-08, Financial Services-Investment Companies, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund”)	May 14, 2008
WisdomTree Commodity Currency Strategy Fund (“Commodity Currency Strategy Fund”)	September 24, 2010
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund”)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (“U.S. Aggregate Bond Negative Duration Fund”)	December 18, 2013
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (“U.S. Aggregate Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (“High Yield Bond Negative Duration Fund”)	December 18, 2013
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (“High Yield Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Japan Interest Rate Strategy Fund (“Japan Interest Rate Strategy Fund”) (consolidated)	December 18, 2013
WisdomTree Strategic Corporate Bond Fund (“Strategic Corporate Bond Fund”)	January 31, 2013
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

Consolidation of Subsidiaries

The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”) and Japan Interest Rate Strategy Fund, include the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund and Japan Interest Rate Strategy Fund, the accompanying schedules of investments reflect the investments on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Japan Interest Rate Strategy Fund seeks to gain short exposure to Japanese government bonds, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s and Japan Interest Rate Strategy Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s and Japan Interest Rate Strategy Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and TBA securities) generally are valued at current market quotations or mean prices obtained

Notes to Schedule of Investments (unaudited)(continued)

from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Except for U.S. Dollar Bullish Fund, forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. New York time to value forward foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Indian Rupee Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, and the Strategic Corporate Bond Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative

Notes to Schedule of Investments (unaudited)(continued)

instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$516,285,492	$—

Total	$—	$516,285,492	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	13,538,120	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(580,706)	—

Total - Net	$—	$529,242,906	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$14,999,925	$—
Repurchase Agreement	—	3,162,000	—

Total	$—	$18,161,925	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	160,172	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(671,178)	—

Total - Net	$—	$17,650,919	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$53,857,705	$—
Time Deposits	—	22,714,356	—
Repurchase Agreement	—	35,130,000	—

Total	$—	$111,702,061	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	623,686	—

Total - Net	$—	$112,325,747	$—

Commodity Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$4,899,966	$—
Repurchase Agreement	—	1,915,000	—

Total	$—	$6,814,966	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	326,304	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(326,912)	—

Total - Net	$—	$6,814,358	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$51,435,632	$—
Repurchase Agreement	—	20,870,000	—

Total	$—	$72,305,632	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	260,693	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,583,981)	—

Total - Net	$—	$70,982,344	$—

Notes to Schedule of Investments (unaudited)(continued)

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$8,772,939	$—
Repurchase Agreement	—	3,740,000	—

Total	$—	$12,512,939	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	24,620	—

Total - Net	$—	$12,537,559	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$2,645,326	$—
Foreign Government Agencies	—	4,987,144	—
Foreign Government Obligations	—	33,466,498	—
Supranational Bonds	—	10,816,097	—

Total	$—	$51,915,065	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	88,980	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(30,991)	—

Total - Net	$—	$51,973,054	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$35,075,693	$—
Foreign Government Obligations	—	27,706,581	—
Supranational Bonds	—	20,711,301	—
Investment of Cash Collateral for Securities Loaned	—	1,972,044	—

Total	$—	$85,465,619	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	11	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(56)	—

Total - Net	$—	$85,465,574	$—

U.S. Aggregate Bond Negative Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$9,330,020	$—
U.S. Government Obligations	—	7,146,089	—
Corporate Bonds	—	6,572,891	—
Foreign Corporate Bonds	—	731,524	—
Foreign Government Obligations	—	485,542	—
Supranational Bond	—	527,508	—
Commercial Mortgage-Backed Securities	—	1,014,642	—
Municipal Bond	—	204,047	—
Investment of Cash Collateral for Securities Loaned	—	1,598,368	—

Total	$—	$27,610,631	$—

Unrealized Depreciation on Futures Contracts	(123,945)	—	—

Total - Net	$(123,945)	$27,610,631	$—

U.S. Aggregate Bond Zero Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$20,300,938	$—
U.S. Government Obligations	—	17,053,188	—
Corporate Bonds	—	13,499,387	—
Foreign Corporate Bonds	—	1,721,892	—
Foreign Government Obligations	—	1,023,672	—
Supranational Bond	—	859,726	—
Commercial Mortgage-Backed Securities	—	2,125,895	—
Municipal Bond	—	362,750	—
Investment of Cash Collateral for Securities Loaned	—	1,922,677	—

Total	$—	$58,870,125	$—

Unrealized Depreciation on Futures Contracts	(153,578)	—	—

Total - Net	$(153,578)	$58,870,125	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,248,154	$—
Investment of Cash Collateral for Securities Loaned	—	381,838	—

Total	$—	$1,629,992	$—

Notes to Schedule of Investments (unaudited)(continued)

High Yield Bond Negative Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$7,691,963	$—
Foreign Corporate Bonds	—	589,905	—
Investment of Cash Collateral for Securities Loaned	—	1,560,692	—

Total	$—	$9,842,560	$—

Unrealized Depreciation on Futures Contracts	(37,031)	—	—

Total - Net	$(37,031)	$9,842,560	$—

High Yield Bond Zero Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$10,177,646	$—
Foreign Corporate Bonds	—	1,245,013	—
Investment of Cash Collateral for Securities Loaned	—	2,392,538	—

Total	$—	$13,815,197	$—

Unrealized Depreciation on Futures Contracts	(16,000)	—	—

Total - Net	$(16,000)	$13,815,197	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$90,437,384	$—
Foreign Government Agencies	—	3,320,100	—
Investment of Cash Collateral for Securities Loaned	—	19,008,834	—

Total	$—	$112,766,318	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$1,590,714	$—
Foreign Government Obligations	—	499,183,434	—
Supranational Bonds	—	30,858,454	—
Repurchase Agreement	—	27,000,000	—

Total	$—	$558,632,602	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	236,275	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(191,256)	—

Total - Net	$—	$558,677,621	$—

Japan Interest Rate Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$4,649,987	$—

Total	$—	$4,649,987	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	53,223	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(909)	—
Unrealized Depreciation on Futures Contracts	(15,109)	—	—

Total - Net	$(15,109)	$4,702,301	$—

Strategic Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$90,726	$—
Corporate Bonds	—	4,215,938	—
Foreign Corporate Bonds	—	2,701,645	—
Preferred Stock	180,700	—	—
Investment of Cash Collateral for Securities Loaned	—	1,214,835	—

Total	$180,700	$8,223,144	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	16,957	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(301)	—

Total - Net	$180,700	$8,239,800	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,262,085	$—
Corporate Bonds	—	110,690	—

Notes to Schedule of Investments (unaudited)(continued)

Foreign Corporate Bonds	—	395,679	—
Foreign Government Obligations	—	1,311,791	—
Exchange-Traded Funds	351,381	—	—
Investment of Cash Collateral for Securities Loaned	—	420,625	—

Total	$351,381	$3,500,870	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,535	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(14,583)	—
Unrealized Appreciation on Futures Contracts	12,214	—	—
Unrealized Depreciation on Futures Contracts	(3,050)	—	—

Total - Net	$360,545	$3,489,822	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$199,249,967	$—
Investment of Cash Collateral for Securities Loaned	—	70,794,120	—

Total	$—	$270,044,087	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,167,968	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(183,620)	—
Unrealized Appreciation on Futures Contracts	484,044	—	—
Unrealized Depreciation on Futures Contracts	(253,102)	—	—

Total - Net	$230,942	$271,028,435	$—

There were no Level 3 securities at or during the period ended May 31, 2015.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended May 31, 2015.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts during the period ended May 31, 2015 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at May 31, 2015 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At May 31, 2015, no event occurred that triggered a credit-risk-related contingent feature.

As of May 31, 2015, collateral for derivative instruments was as follows:

	Value of Collateral Posted			Value of Collateral Received
Fund	Cash	Securities	Total	Cash	Securities	Total
U.S. Dollar Bullish Fund	$—	$—	$—	$270,000	$1,259,628	$1,529,628
Chinese Yuan Strategy Fund	—	—	—	129,169	—	129,169
Commodity Currency Strategy Fund	—	—	—	270,000	—	270,000
Emerging Currency Strategy Fund	2,320,000	—	2,320,000	—	—	—
Indian Rupee Strategy Fund	80,000	—	80,000	—	—	—
U.S. Aggregate Bond Negative Duration Fund	483,464	—	483,464	—	—	—
U.S. Aggregate Bond Zero Duration Fund	511,312	—	511,312	—	—	—
High Yield Bond Negative Duration Fund	88,486	—	88,486	—	—	—
High Yield Bond Zero Duration Fund	53,188	—	53,188	—	—	—
Emerging Markets Local Debt Fund	140,000	—	140,000	—	—	—
Japan Interest Rate Strategy Fund (consolidated)	34,485	31,000	65,485	—	—	—
Global Real Return Fund (consolidated)	18,580	—	18,580	—	—	—
Managed Futures Strategy Fund (consolidated)	6,376,388	4,429,967	10,806,355	—	—	—

Notes to Schedule of Investments (unaudited)(continued)

During the period ended May 31, 2015, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
U.S. Dollar Bullish Fund
Foreign exchange contracts	$273,241,505	$543,913,795	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	36,206,065	11,342,688	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	122,413,813	21,281,888	—	—	—
Commodity Currency Strategy Fund
Foreign exchange contracts	13,273,901	3,822,452	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	118,452,942	34,822,762	—	—	—
Indian Rupee Strategy Fund
Foreign exchange contracts	26,335,965	7,883,261	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	31,322,185	8,278,244	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	30,313	36,259	—	—	—
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	26,976,928
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	—	—	—	—	51,840,530
High Yield Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	8,038,880
High Yield Bond Zero Duration Fund
Interest rate contracts	—	—	—	—	15,763,646
Emerging Markets Local Debt Fund
Foreign exchange contracts	23,180,185	614,160	—	—	—
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	1,482,183	2,990,460	—	—	—
Interest rate contracts	—	—	—	—	4,889,682
Strategic Corporate Bond Fund
Foreign exchange contracts	—	622,450	—	—	—
Global Real Return Fund (consolidated)
Commodity contracts	—	—	—	295,926	6,493
Foreign exchange contracts	173,228	1,296,394	—	—	—

Notes to Schedule of Investments (unaudited)(continued)

Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	41,844,925	14,196,329	29,549,436
Foreign exchange contracts	14,226,172	42,994,829	—	5,067,868	48,153,907
Interest rate contracts	—	—	—	27,747,511	7,063,294

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at May 31, 2015:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
U.S. Dollar Bullish Fund	6/3/2015	AUD	5,498,636	USD	4,344,087	$140,333
	6/3/2015	AUD	5,498,636	USD	4,344,346	140,592
	6/3/2015	AUD	5,498,636	USD	4,344,126	140,372
	6/3/2015	AUD	5,498,636	USD	4,344,142	140,388
	6/3/2015	AUD	5,498,636	USD	4,344,417	140,663
	6/3/2015	AUD	9,784,003	USD	7,920,053	440,099
	6/3/2015	AUD	1,025,485	USD	827,884	43,892
	6/3/2015	AUD	410,194	USD	331,150	17,553
	6/3/2015	AUD	848,560	USD	668,530	19,798
	6/3/2015	AUD	852,574	USD	672,459	20,659
	6/3/2015	AUD	426,287	USD	336,217	10,317
	6/3/2015	BRL	23,151,597	USD	7,618,414	354,549
	6/3/2015	BRL	8,143,465	USD	2,664,311	109,280
	6/3/2015	BRL	347,759	USD	115,515	6,405
	6/3/2015	BRL	869,398	USD	288,837	16,061
	6/3/2015	BRL	701,990	USD	232,640	12,389
	6/3/2015	BRL	347,005	USD	113,742	4,869
	6/3/2015	BRL	694,010	USD	227,485	9,737
	6/3/2015	CAD	9,966,880	USD	8,257,366	243,159
	6/3/2015	CAD	9,966,880	USD	8,257,154	242,947
	6/3/2015	CAD	9,966,880	USD	8,257,188	242,981
	6/3/2015	CAD	9,966,879	USD	8,257,153	242,947
	6/3/2015	CAD	9,966,880	USD	8,257,585	243,378
	6/3/2015	CAD	17,820,661	USD	14,887,273	557,967
	6/3/2015	CAD	1,880,326	USD	1,566,377	54,437
	6/3/2015	CAD	752,131	USD	626,550	21,774
	6/3/2015	CAD	1,534,640	USD	1,257,881	23,902

Notes to Schedule of Investments (unaudited)(continued)

6/3/2015	CAD	768,810	USD	629,543	11,355
6/3/2015	CAD	1,537,620	USD	1,259,147	22,772
6/3/2015	CHF	2,924,152	USD	3,137,374	25,983
6/3/2015	CHF	2,924,153	USD	3,137,483	26,091
6/3/2015	CHF	2,924,153	USD	3,137,446	26,054
6/3/2015	CHF	2,924,153	USD	3,137,301	25,909
6/3/2015	CHF	2,924,152	USD	3,137,317	25,926
6/3/2015	CHF	5,330,763	USD	5,810,983	138,881
6/3/2015	CHF	556,677	USD	610,137	17,815
6/3/2015	CHF	222,671	USD	244,059	7,130
6/3/2015	CHF	461,465	USD	493,145	2,131
6/3/2015	CHF	229,946	USD	245,597	927
6/3/2015	CHF	459,891	USD	491,194	1,856
6/3/2015	CNH	67,217,888	USD	10,802,219	(34,569)
6/3/2015	CNH	24,158,877	USD	3,890,632	(4,234)
6/3/2015	CNH	2,537,679	USD	408,545	(576)
6/3/2015	CNH	1,015,072	USD	163,396	(253)
6/3/2015	CNH	2,053,357	USD	330,707	(333)
6/3/2015	CNH	2,071,442	USD	334,068	113
6/3/2015	CNH	1,035,721	USD	167,027	49
6/3/2015	EUR	20,464,780	USD	22,988,619	511,887
6/3/2015	EUR	20,464,780	USD	22,986,573	509,841
6/3/2015	EUR	20,464,780	USD	22,986,859	510,127
6/3/2015	EUR	20,464,779	USD	22,986,654	509,923
6/3/2015	EUR	20,464,780	USD	22,988,046	511,314
6/3/2015	EUR	37,124,988	USD	42,118,299	1,343,445
6/3/2015	EUR	3,881,678	USD	4,429,247	165,950
6/3/2015	EUR	1,552,671	USD	1,771,689	66,371
6/3/2015	EUR	3,219,759	USD	3,576,830	40,527
6/3/2015	EUR	1,609,310	USD	1,788,824	21,298
6/3/2015	EUR	3,218,620	USD	3,577,818	42,766
6/3/2015	GBP	4,428,378	USD	6,796,143	27,867
6/3/2015	GBP	4,428,378	USD	6,796,458	28,182
6/3/2015	GBP	4,428,378	USD	6,796,099	27,823
6/3/2015	GBP	4,428,378	USD	6,796,458	28,182
6/3/2015	GBP	4,428,377	USD	6,796,071	27,796
6/3/2015	GBP	7,985,777	USD	12,567,058	361,699
6/3/2015	GBP	840,521	USD	1,325,468	40,827
6/3/2015	GBP	336,209	USD	530,186	16,329
6/3/2015	GBP	688,883	USD	1,070,352	17,472
6/3/2015	GBP	343,885	USD	538,661	13,071
6/3/2015	GBP	687,769	USD	1,077,318	26,141
6/3/2015	JPY	1,607,837,385	USD	13,468,908	514,419
6/3/2015	JPY	1,607,837,385	USD	13,469,032	514,543
6/3/2015	JPY	1,607,837,307	USD	13,469,697	515,209
6/3/2015	JPY	1,607,837,465	USD	13,469,585	515,096
6/3/2015	JPY	1,607,837,385	USD	13,468,840	514,351
6/3/2015	JPY	2,886,170,024	USD	24,228,080	973,952
6/3/2015	JPY	120,926,903	USD	1,014,921	40,602
6/3/2015	JPY	302,317,257	USD	2,537,304	101,507
6/3/2015	JPY	247,402,668	USD	2,040,956	47,611
6/3/2015	JPY	124,731,417	USD	1,030,928	25,956
6/3/2015	JPY	249,462,833	USD	2,061,956	52,012
6/3/2015	KRW	13,098,635,677	USD	12,157,071	338,275
6/3/2015	KRW	4,741,651,399	USD	4,336,215	57,861
6/3/2015	KRW	499,001,452	USD	458,220	7,975
6/3/2015	KRW	199,600,581	USD	183,221	3,123
6/3/2015	KRW	402,407,279	USD	367,495	4,406
6/3/2015	KRW	204,140,245	USD	186,654	2,460
6/3/2015	KRW	408,280,490	USD	373,309	4,921
6/3/2015	MXN	533,407,115	USD	34,711,591	74,926
6/3/2015	MXN	192,992,261	USD	12,608,846	76,939
6/3/2015	MXN	8,061,598	USD	533,654	10,176
6/3/2015	MXN	20,153,995	USD	1,334,207	25,512
6/3/2015	MXN	16,453,618	USD	1,082,681	14,270
6/3/2015	MXN	8,248,834	USD	541,599	5,963
6/3/2015	MXN	16,497,667	USD	1,082,604	11,332
6/3/2015	USD	675,651	AUD	846,884	(28,201)
6/3/2015	USD	499,387	AUD	645,954	(5,550)
6/3/2015	USD	30,081,122	AUD	39,347,445	335
6/3/2015	USD	236,096	BRL	717,849	(10,869)
6/3/2015	USD	169,147	BRL	533,643	(1,716)
6/3/2015	USD	10,345,997	BRL	33,003,732	8,996
6/3/2015	USD	1,274,316	CAD	1,531,593	(42,787)
6/3/2015	USD	943,830	CAD	1,172,971	(663)
6/3/2015	USD	57,430,968	CAD	71,424,023	(66)

Notes to Schedule of Investments (unaudited)(continued)

	6/3/2015	USD	493,077	CHF	457,812	(5,950)
	6/3/2015	USD	367,864	CHF	350,483	5,061
	6/3/2015	USD	22,423,316	CHF	21,073,881	(34)
	6/3/2015	USD	331,323	CNH	2,059,932	777
	6/3/2015	USD	253,822	CNH	1,576,719	375
	6/3/2015	USD	15,549,975	CNH	96,453,385	125
	6/3/2015	USD	3,584,243	EUR	3,194,831	(75,318)
	6/3/2015	USD	2,654,017	EUR	2,440,291	26,187
	6/3/2015	USD	80,872,761	EUR	73,647,902	15,680
	6/3/2015	USD	80,835,936	EUR	73,647,901	52,504
	6/3/2015	USD	1,062,124	GBP	677,762	(26,241)
	6/3/2015	USD	806,691	GBP	524,503	(5,047)
	6/3/2015	USD	48,628,219	GBP	31,822,668	9,137
	6/3/2015	USD	2,062,037	JPY	247,085,678	(71,246)
	6/3/2015	USD	1,535,544	JPY	189,044,819	(12,393)
	6/3/2015	USD	46,463,372	JPY	5,767,033,766	2,131
	6/3/2015	USD	46,458,881	JPY	5,767,033,766	6,623
	6/3/2015	USD	369,029	KRW	403,717,241	(4,758)
	6/3/2015	USD	278,705	KRW	308,567,843	(286)
	6/3/2015	USD	16,883,004	KRW	18,841,432,039	117,471
	6/3/2015	USD	1,080,714	MXN	16,621,271	(1,416)
	6/3/2015	USD	819,904	MXN	12,567,406	(3,842)
	6/3/2015	USD	49,764,778	MXN	766,626,411	15,927
	7/3/2015	AUD	42,393,347	USD	32,357,570	(792)
	7/3/2015	BRL	36,428,210	USD	11,297,321	(9,002)
	7/3/2015	CAD	75,807,899	USD	60,927,169	9
	7/3/2015	CHF	21,584,150	USD	22,990,967	107
	7/3/2015	CNH	98,838,619	USD	15,901,190	(72)
	7/3/2015	EUR	76,392,372	USD	83,918,548	(17,263)
	7/3/2015	EUR	76,392,371	USD	83,880,351	(55,459)
	7/3/2015	GBP	32,819,814	USD	50,141,127	(9,168)
	7/3/2015	JPY	6,158,090,573	USD	49,634,802	(3,129)
	7/3/2015	JPY	6,158,090,573	USD	49,630,321	(7,609)
	7/3/2015	KRW	19,949,371,878	USD	17,858,179	(125,088)
	7/3/2015	MXN	791,386,724	USD	51,257,277	(16,776)

						$12,957,414

Brazilian Real Strategy Fund	6/2/2015	BRL	15,927,645	USD	5,011,846	$22,920
	6/2/2015	BRL	10,221,407	USD	3,215,290	13,697
	6/2/2015	USD	5,370,076	BRL	15,927,645	(381,150)
	6/2/2015	USD	3,446,193	BRL	10,221,407	(244,599)
	7/2/2015	USD	5,496,231	BRL	17,969,928	73,335
	7/2/2015	USD	3,772,580	BRL	12,334,074	50,220
	9/2/2015	USD	5,133,823	BRL	16,827,645	(28,658)
	9/2/2015	USD	3,330,104	BRL	10,921,407	(16,771)

						$(511,006)

Chinese Yuan Strategy Fund	7/10/2015	USD	10,856,468	CNH	68,285,014	$121,962
	7/10/2015	USD	6,130,880	CNY	38,048,241	71,079
	7/24/2015	USD	22,306,341	CNH	139,876,373	160,759
	7/24/2015	USD	21,809,602	CNY	134,728,818	130,410
	8/7/2015	USD	28,608,216	CNY	176,698,644	139,476

						$623,686

Commodity Currency Strategy Fund	6/2/2015	AUD	275,318	USD	212,643	$1,901
	6/2/2015	AUD	10,124	USD	8,017	268
	6/2/2015	AUD	1,089,891	USD	840,306	6,049
	6/2/2015	BRL	137,166	USD	44,811	1,847
	6/2/2015	BRL	19,299	USD	6,423	378
	6/2/2015	BRL	2,372,798	USD	750,411	7,192
	6/2/2015	CAD	269,330	USD	213,908	(1,853)
	6/2/2015	CAD	9,274	USD	7,668	238
	6/2/2015	CAD	1,093,495	USD	875,637	(368)
	6/2/2015	CLP	132,944,885	USD	212,137	(2,689)
	6/2/2015	CLP	3,240,594	USD	5,350	114
	6/2/2015	CLP	537,912,820	USD	872,527	3,313
	6/2/2015	NOK	1,621,405	USD	203,216	(4,718)

Notes to Schedule of Investments (unaudited)(continued)

	6/2/2015	NOK	13,825	USD	1,847	74
	6/2/2015	NOK	6,674,844	USD	859,717	3,715
	6/2/2015	NZD	286,794	USD	215,415	11,347
	6/2/2015	NZD	2,152	USD	1,606	75
	6/2/2015	NZD	1,168,513	USD	843,098	11,643
	6/2/2015	RUB	13,549,850	USD	227,318	(30,296)
	6/2/2015	RUB	256,795	USD	5,044	162
	6/2/2015	RUB	1,611,894	USD	31,390	744
	6/2/2015	RUB	53,607,765	USD	1,031,315	12,106
	6/2/2015	USD	1,074,512	AUD	1,369,503	(26,226)
	6/2/2015	USD	4,668	AUD	5,830	(206)
	6/2/2015	USD	862,435	BRL	2,529,263	(70,208)
	6/2/2015	USD	1,074,065	CAD	1,335,761	(3,980)
	6/2/2015	USD	30,358	CAD	36,338	(1,248)
	6/2/2015	USD	1,063,993	CLP	662,707,741	6,877
	6/2/2015	USD	18,685	CLP	11,390,558	(279)
	6/2/2015	USD	1,062,447	NOK	8,046,653	(30,520)
	6/2/2015	USD	35,576	NOK	263,421	(1,794)
	6/2/2015	USD	1,068,064	NZD	1,429,709	(50,755)
	6/2/2015	USD	20,857	NZD	27,750	(1,111)
	6/2/2015	USD	1,061,943	RUB	69,026,304	250,409
	6/2/2015	USD	1,084,530	ZAR	12,599,966	(49,009)
	6/2/2015	USD	4,917	ZAR	59,019	(67)
	6/2/2015	ZAR	2,517,747	USD	207,323	404
	6/2/2015	ZAR	49,422	USD	4,125	63
	6/2/2015	ZAR	10,091,816	USD	836,412	7,022
	7/2/2015	USD	863,856	BRL	2,759,243	(8,662)
	9/2/2015	USD	865,499	AUD	1,128,186	(6,194)
	9/2/2015	USD	864,129	CAD	1,080,611	363
	9/2/2015	USD	864,313	CLP	537,602,731	(3,501)
	9/2/2015	USD	865,648	NOK	6,736,994	(3,754)
	9/2/2015	USD	865,357	NZD	1,209,522	(11,843)
	9/2/2015	USD	847,798	RUB	45,530,965	(10,406)
	9/2/2015	USD	868,576	ZAR	10,644,832	(7,225)

						$(608)

Emerging Currency Strategy Fund	6/2/2015	BRL	300,208	USD	99,505	$5,473
	6/2/2015	BRL	366,333	USD	119,098	4,354
	6/2/2015	BRL	14,713,712	USD	4,653,293	44,600
	6/2/2015	USD	5,244,400	BRL	15,380,253	(426,931)
	7/2/2015	USD	4,651,038	BRL	14,855,882	(46,634)
	8/4/2015	CLP	14,560,094	USD	24,251	868
	8/4/2015	CLP	77,018,886	USD	125,786	2,097
	8/4/2015	CNH	781,474	USD	125,562	134
	8/4/2015	COP	394,702,620	USD	163,913	9,342
	8/4/2015	COP	300,748,069	USD	119,463	1,686
	8/4/2015	IDR	18,394,915	USD	1,379	5
	8/4/2015	IDR	1,642,806,998	USD	122,965	257
	8/4/2015	INR	8,059,030	USD	125,160	177
	8/4/2015	KRW	134,569,482	USD	123,153	1,966
	8/4/2015	MXN	1,959,774	USD	127,589	1,102
	8/4/2015	MYR	448,251	USD	124,341	2,267
	8/4/2015	PHP	5,601,876	USD	125,490	203
	8/4/2015	PLN	453,899	USD	126,469	5,824
	8/4/2015	PLN	457,084	USD	122,546	1,055
	8/4/2015	RUB	2,501,945	USD	48,459	1,991
	8/4/2015	RUB	6,647,693	USD	129,559	6,093
	8/4/2015	THB	4,128,292	USD	123,012	861
	8/4/2015	TRY	351,654	USD	132,449	2,723
	8/4/2015	TRY	345,605	USD	130,553	3,059
	8/4/2015	USD	5,185,972	CLP	3,166,814,072	(100,182)
	8/4/2015	USD	5,115,445	CNH	32,009,898	22,209
	8/4/2015	USD	25,894	CNH	161,506	28
	8/4/2015	USD	5,294,888	COP	12,758,031,590	(298,661)
	8/4/2015	USD	5,084,753	IDR	67,830,607,248	(18,237)
	8/4/2015	USD	1,746,647	INR	112,850,883	3,485
	8/4/2015	USD	1,695,538	INR	109,531,743	3,120
	8/4/2015	USD	1,695,275	INR	109,531,737	3,383
	8/4/2015	USD	6,461	INR	415,766	(13)
	8/4/2015	USD	5,129,251	KRW	5,507,790,116	(169,177)
	8/4/2015	USD	50,864	KRW	55,543,779	(844)
	8/4/2015	USD	5,174,020	MXN	79,284,608	(56,867)
	8/4/2015	USD	61,179	MXN	929,377	(1,195)

Notes to Schedule of Investments (unaudited)(continued)

	8/4/2015	USD	5,125,226	MYR	18,368,811	(122,763)
	8/4/2015	USD	10,992	MYR	39,438	(251)
	8/4/2015	USD	5,126,189	PHP	227,859,092	(30,085)
	8/4/2015	USD	60,888	PHP	2,718,032	(98)
	8/4/2015	USD	5,166,267	PLN	19,022,847	(110,074)
	8/4/2015	USD	5,034,673	RUB	272,149,252	19,900
	8/4/2015	USD	5,103,651	THB	167,654,950	(142,937)
	8/4/2015	USD	68,531	THB	2,310,869	(155)
	8/4/2015	USD	5,180,645	TRY	14,332,254	106,557
	8/4/2015	USD	5,199,260	ZAR	63,212,606	(58,877)
	8/4/2015	ZAR	1,319,971	USD	110,295	2,956
	8/4/2015	ZAR	1,517,397	USD	126,311	2,918

						$(1,323,288)

Indian Rupee Strategy Fund	8/4/2015	USD	4,305,174	INR	278,157,313	$8,591
	8/4/2015	USD	4,179,199	INR	269,976,224	7,691
	8/4/2015	USD	4,178,551	INR	269,976,208	8,338

						$24,620

Asia Local Debt Fund	6/1/2015	USD	128,954	IDR	1,703,221,200	$(156)
	6/2/2015	USD	69,531	AUD	90,978	108
	6/2/2015	USD	500,158	HKD	3,878,153	149
	6/3/2015	SGD	196,774	USD	145,685	(193)
	6/3/2015	USD	115,549	NZD	161,468	(656)
	6/17/2015	TWD	18,145,000	USD	574,391	(17,589)
	6/17/2015	TWD	21,000,000	USD	686,050	927
	6/17/2015	USD	905,491	KRW	1,029,000,000	22,669
	6/17/2015	USD	933,694	THB	31,092,000	(12,397)
	6/17/2015	USD	1,868,117	TWD	59,256,662	65,127

						$57,989

Australia & New Zealand Debt Fund	6/3/2015	AUD	468,000	USD	358,192	$(39)
	6/3/2015	USD	296,021	NZD	416,000	(17)
	6/3/2015	USD	7,105	NZD	10,000	11

						$(45)

Emerging Markets Local Debt Fund	6/1/2015	USD	1,951,047	IDR	25,769,425,000	$(2,361)
	6/2/2015	USD	2,071,595	BRL	6,585,601	(8,825)
	6/17/2015	USD	11,449,779	INR	725,000,000	(108,510)
	6/17/2015	USD	131,712	INR	8,340,000	(1,248)
	6/17/2015	USD	267,074	INR	16,815,000	(4,035)
	6/17/2015	USD	267,598	KRW	295,000,000	(1,508)
	6/17/2015	USD	9,372,420	KRW	10,650,818,360	234,634
	6/17/2015	USD	3,387,754	TRY	9,000,000	(22,494)
	6/17/2015	USD	3,386,369	TRY	9,000,000	(21,108)
	6/17/2015	USD	3,386,429	TRY	9,000,000	(21,168)
	6/17/2015	USD	1,793,164	TRY	4,800,000	1,642

						$45,019

Japan Interest Rate Strategy Fund (consolidated)	6/4/2015	JPY	63,848,000	USD	533,661	$19,146
	6/4/2015	JPY	22,037,000	USD	184,192	6,609
	6/4/2015	JPY	17,145,000	USD	143,301	5,139
	6/4/2015	JPY	74,448,000	USD	622,262	22,327
	6/4/2015	USD	24,783	JPY	2,965,000	(889)
	6/4/2015	USD	138,163	JPY	17,145,000	(1)
	6/4/2015	USD	599,935	JPY	74,448,000	—
	6/4/2015	USD	177,585	JPY	22,037,000	(1)
	6/4/2015	USD	490,621	JPY	60,883,000	—
	7/6/2015	JPY	60,883,000	USD	490,840	(8)
	7/6/2015	JPY	11,033,000	USD	88,950	1
	7/6/2015	JPY	74,448,000	USD	600,203	(7)

Notes to Schedule of Investments (unaudited)(continued)

	7/6/2015	JPY	17,145,000	USD	138,223	(3)
	7/6/2015	JPY	22,037,000	USD	177,666	1

						$52,314

Strategic Corporate Bond Fund	8/13/2015	EUR	386,891	USD	440,651	$16,059
	8/13/2015	EUR	26,620	USD	30,112	898
	8/13/2015	GBP	70,870	USD	107,788	(301)

						$16,656

Global Real Return Fund (consolidated)	7/16/2015	AUD	206,190	USD	155,509	$(1,946)
	7/16/2015	BRL	50,000	USD	15,514	90
	7/16/2015	BRL	110,000	USD	34,154	219
	7/16/2015	CAD	211,750	USD	169,538	19
	7/16/2015	EUR	71,603	USD	76,567	(1,981)
	7/16/2015	GBP	142,700	USD	210,632	(7,052)
	7/16/2015	MXN	3,190,000	USD	207,865	1,700
	7/16/2015	TRY	367,493	USD	134,590	(1,699)
	7/16/2015	USD	65,950	CAD	80,000	(1,905)
	7/16/2015	ZAR	2,155,000	USD	177,309	1,507

						$(11,048)

Managed Futures Strategy Fund (consolidated)	6/17/2015	JPY	35,650,000	USD	298,194	$10,864
	6/17/2015	JPY	3,574,061,000	USD	29,895,201	1,089,177
	6/17/2015	JPY	171,443,000	USD	1,413,789	32,002
	6/17/2015	JPY	87,721,000	USD	734,019	27,010
	6/17/2015	JPY	12,912,000	USD	108,287	4,219
	6/17/2015	USD	314,730	JPY	37,706,000	(10,829)
	6/17/2015	USD	4,320,987	JPY	515,260,000	(168,122)
	6/17/2015	USD	26,834,121	JPY	3,328,821,000	(4,669)
	9/16/2015	JPY	146,200,000	USD	1,179,989	198
	9/16/2015	JPY	3,328,821,000	USD	26,867,106	4,498

						$984,348

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNH - Chinese renminbi

CNY - Chinese yuan

COP - Colombian peso

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

IDR - Indonesian rupiah

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish New lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited)(continued)

Currency, Interest Rate and Total Return Swaps - Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

As of May 31, 2015, the Funds did not have any outstanding swap agreements.

Futures Contracts - Each Fund may transact in currency futures contracts and interest rate futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and interest rate futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

The following futures contracts were open at May 31, 2015:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Aggregate Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	62	$(7,916,625)	Sep-15	$(25,187)
	2 Year U.S. Treasury Note Futures	20	(4,377,188)	Sep-15	(5,625)
	5 Year U.S. Treasury Note Futures	47	(5,627,148)	Sep-15	(12,586)
	U.S. Treasury Long Bond Futures	46	(7,158,750)	Sep-15	(42,766)
	U.S. Treasury Ultra Long Term Bond Futures	31	(4,968,719)	Sep-15	(37,781)

					$(123,945)

U.S. Aggregate Bond Zero Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	44	$(5,618,250)	Sep-15	$(17,875)
	2 Year U.S. Treasury Note Futures	107	(23,417,953)	Sep-15	(30,094)

Notes to Schedule of Investments (unaudited)(continued)

	5 Year U.S. Treasury Note Futures	101	(12,092,383)	Sep-15	(37,086)
	U.S. Treasury Long Bond Futures	37	(5,758,125)	Sep-15	(34,398)
	U.S. Treasury Ultra Long Term Bond Futures	28	(4,487,875)	Sep-15	(34,125)

					$(153,578)

High Yield Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	18	$(2,298,375)	Sep-15	$(7,453)
	5 Year U.S. Treasury Note Futures	28	(3,352,344)	Sep-15	(9,930)
	U.S. Treasury Long Bond Futures	11	(1,711,875)	Sep-15	(9,492)
	U.S. Treasury Ultra Long Term Bond Futures	9	(1,442,531)	Sep-15	(10,156)

					$(37,031)

High Yield Bond Zero Duration Fund	Futures Contracts Short
	2 Year U.S. Treasury Note Futures	36	$(7,878,938)	Sep-15	$(10,125)
	5 Year U.S. Treasury Note Futures	16	(1,915,625)	Sep-15	(5,875)

					$(16,000)

Japan Interest Rate Strategy Fund (consolidated)	Futures Contracts Short
	10 Year Japanese Government Bond Futures	3	$(3,568,959)	Jun-15	$(11,846)
	10 Year Mini Japanese Government Bond Futures	11	(1,308,530)	Jun-15	(3,263)

					$(15,109)

Global Real Return Fund (consolidated)	Futures Contracts Long
	Copper Futures	1	$68,200	Jul-15	$(1,600)
	Gasoline RBOB Futures	2	167,387	Sep-15	12,214
	Platinum Futures	1	55,575	Jul-15	(1,450)

					$9,164

Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	136	$(17,365,500)	Sep-15	$(1,779)
	Australian Dollar Currency Futures	61	(4,643,320)	Sep-15	(550)
	Canadian Dollar Currency Futures	29	(2,326,670)	Sep-15	(430)
	Coffee “C” Futures	72	(3,472,200)	Sep-15	—
	Corn Futures	509	(9,092,012)	Sep-15	(1,338)
	Cotton No. 2 Futures	71	(2,294,720)	Dec-15	—
	Euro Currency Futures	219	(30,104,288)	Sep-15	(70,212)
	Gold 100 Ounce Futures	67	(7,971,660)	Aug-15	—
	Natural Gas Futures	359	(9,603,250)	Sep-15	186,640
	Silver Futures	50	(4,185,250)	Sep-15	(525)
	Soybean Futures	266	(12,046,475)	Nov-15	(467)
	Sugar No. 11 Futures	168	(2,310,605)	Oct-15	—
	U.S. Treasury Long Bond Futures	112	(17,430,000)	Sep-15	266,188
	Wheat Futures	221	(5,328,862)	Sep-15	(2,561)

					$374,966

	Futures Contracts Long
	British Pound Currency Futures	121	$11,554,744	Sep-15	$(23,994)
	Cocoa Futures	74	2,277,720	Sep-15	—
	Copper Futures	167	11,420,712	Sep-15	—
	Gasoline RBOB Futures	95	7,950,873	Sep-15	18,437

Notes to Schedule of Investments (unaudited)(continued)

Lean Hogs Futures	130	4,290,000	Aug-15	(2,231)
Live Cattle Futures	118	7,140,180	Aug-15	835
NY Harbor ULSD Futures	88	7,278,902	Sep-15	(44,075)
Swiss Franc Currency Futures	35	4,673,375	Sep-15	11,944
WTI Crude Futures	325	19,756,750	Sep-15	(104,940)

				$(144,024)

Total				$230,942

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions - U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

3. FEDERAL INCOME TAXES

At May 31, 2015, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$516,262,166	$23,326	$—	$23,326
Brazilian Real Strategy Fund	18,161,894	31	—	31
Chinese Yuan Strategy Fund	111,679,715	22,346	—	22,346
Commodity Currency Strategy Fund	6,814,958	8	—	8
Emerging Currency Strategy Fund	72,305,003	629	—	629
Indian Rupee Strategy Fund	12,512,924	15	—	15
Asia Local Debt Fund	58,196,824	97,112	(6,378,871)	(6,281,759)
Australia & New Zealand Debt Fund	91,645,164	—	(6,179,545)	(6,179,545)
U.S. Aggregate Bond Negative Duration Fund	27,426,411	228,887	(44,667)	184,220
U.S. Aggregate Bond Zero Duration Fund	58,348,596	601,610	(80,081)	521,529
Floating Rate Treasury Fund	1,629,939	91	(38)	53
High Yield Bond Negative Duration Fund	9,902,142	31,893	(91,475)	(59,582)
High Yield Bond Zero Duration Fund	13,939,868	62,860	(187,531)	(124,671)
Emerging Markets Corporate Bond Fund	114,746,782	1,527,472	(3,507,936)	(1,980,464)
Emerging Markets Local Debt Fund	697,260,990	477,611	(139,105,999)	(138,628,388)
Japan Interest Rate Strategy Fund (consolidated)	4,799,987	13	(150,013)	(150,000)
Strategic Corporate Bond Fund	8,334,867	186,447	(117,470)	68,977
Global Real Return Fund (consolidated)	5,075,045	123,509	(1,346,303)	(1,222,794)
Managed Futures Strategy Fund (consolidated)	317,351,264	4,253	(47,311,430)	(47,307,177)

Notes to Schedule of Investments (unaudited)(continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended May 31, 2015 are as follows:

Fund	Value at 8/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 5/31/2015	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets Equity Income Fund	$26,365	$—	$—	$22,520	$852
WisdomTree Equity Income Fund	234,351	—	33,984	204,547	5,064
WisdomTree Global Natural Resources Fund	167,248	—	—	124,314	4,111

Total	$427,964	$—	$33,984	$351,381	$10,027

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 24, 2015

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	July 24, 2015

* Print the name and title of each signing officer under his or her signature.